UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2020

Date of reporting period: 02/29/2020

Item 1 – Report to Stockholders

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Investment Quality Trust (BAF)

BlackRock Municipal Income Quality Trust (BYM)

BlackRock Municipal Income Trust II (BLE)

BlackRock MuniHoldings Investment Quality Fund (MFL)

BlackRock MuniVest Fund, Inc. (MVF)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call Computershare at (800) 699-1236 to request that you continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC or its affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The last 12 months have been a time of sudden change in global financial markets, as a long period of growth and positive returns was interrupted in early 2020 by the emergence and spread of the coronavirus. For much of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as threat from the coronavirus became more apparent throughout February 2020, which led China to take economically disruptive countermeasures, equity prices fell sharply. Now that the virus has spread around the globe and an economic downturn appears to be inevitable, investors are faced with the question of how long and how deep it will be.

Returns for most securities were robust for the first eleven months of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that had characterized this economic cycle. While the coronavirus-related downturn negatively impacted all equity types, U.S. large cap-stocks still achieved positive returns for the reporting period due to the strength of their prior gains. However, U.S. small-cap, international, and emerging market equities all ended the reporting period with negative performance.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Returns were further bolstered late in the reporting period as investors moved towards relatively lower-risk bonds, which drove the yield on the 10-year Treasury, a bond market bellwether, to a 10-year low.

Continuing the shift toward looser monetary policy that began in early 2019, the U.S. Federal Reserve (the “Fed”) increased efforts to stimulate economic activity. The Fed reduced interest rates three times during the reporting period, from July 2019 to October 2019, while the European Central Bank also increased monetary stimulus, and the Bank of Japan continued to provide extensive monetary stimulus. Following the market downturn, investors were hopeful that central banks would intervene to further support the financial system.

Looking ahead, while coronavirus-related disruption is certain to hurt worldwide economic growth, the global expansion is likely to continue once the impact of the outbreak subsides. For the near term, however, the disruption is likely to act as a further drag on corporate earnings, following flat earnings growth in 2019. A coordinated monetary and fiscal response will be necessary to help businesses and individuals through the crisis, and hopeful signs have emerged on this front in the United States and abroad. If measures are taken to contain the virus and provide support to impacted businesses and individuals, we anticipate a sharp increase in economic activity as life returns to normal.

Overall, we favor a neutral stance toward risk, given the uncertainty surrounding the economic impact of coronavirus countermeasures. Among equities, we see an advantage in U.S. stocks compared to other developed markets, given the diversity of the U.S. economy and the ability to quickly provide monetary and fiscal stimulus. In bonds, we favor U.S. Treasuries over other government bonds, but maintain a neutral stance overall, and see risks that Treasuries offer a diminishing buffer from equity market selloffs.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 29, 2020
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	1.92%	8.19%
U.S. small cap equities (Russell 2000® Index)	(0.52)	(4.92)
International equities (MSCI Europe, Australasia, Far East Index)	(0.91)	(0.57)
Emerging market equities (MSCI Emerging Markets Index)	2.93	(1.88)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.92	2.18
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	4.07	16.75
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.39	11.68
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.85	8.94
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.56	6.10
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Municipal Market Overview  For the Reporting Period Ended February 29, 2020

Municipal Market Conditions

Municipal bonds posted strong total returns during the period, buoyed by a combination of rallying interest rates and a favorable technical backdrop. Interest rates moved lower in 2019 as the Fed turned more dovish on the back of slowing global growth and trade uncertainties, indicated a commitment to sustain the current economic expansion, and executed a mid-cycle adjustment consisting of three 0.25% rate cuts. This dynamic was compounded in early 2020 as elevated event risks, led by a coronavirus epidemic, spurred a flight to quality and pushed interest rates to new all-time lows. At the same

S&P Municipal Bond Index
Total Returns as of February 29, 2020
6 months: 2.85%
12 months: 8.94%

time, municipal technicals remained supportive with historically robust demand outpacing supply. During the 12 months ended February 29, 2020, municipal bond funds experienced net inflows totaling $97 billion (based on data from the Investment Company Institute). Broadly, investors favored the tax-exempt income, diversification, quality, and value of municipal bonds given that tax reform ultimately lowered the top individual tax rate just 2.6% while eliminating deductions. For the same 12-month period, total new issuance was elevated from a historical perspective at $424 billion, but was boosted by robust taxable municipal supply. Taxable municipal issuance picked up late in 2019, as issuers advance refunded tax-exempt debt using taxable municipal bonds for cost savings. While increasing issuance totals, this dynamic ultimately shrinks the size of the tax-exempt market and provides a positive technical tailwind for the natural buyer of the asset class.

A Closer Look at Yields

From February 28, 2019 to February 29, 2020, yields on AAA-rated 30-year municipal bonds decreased by 146 basis points (“bps”) from 2.98% to 1.52%, while ten-year rates decreased by 117 bps from 2.10% to 0.93% and five-year rates decreased by 94 bps from 1.67% to 0.73% (as measured by Thomson Municipal Market Data). As a result, the municipal yield curve flattened over the 12-month period with the spread between two- and 30-year maturities flattening by 61 bps, compared to 22 bps of steepening in the comparable U.S. Treasury curve.

During the same time period, tax-exempt municipal bonds modestly underperformed duration matched U.S. Treasuries, most notably in the front and intermediate part of the yield curve. However, relative valuations remained broadly stretched versus history. Given that the corporate tax rate was lowered much more than the individual rate, institutions have less incentive to own tax-exempt municipal bonds, while individuals are more incentivized. In a more retail-driven market, lower municipal-to-Treasury ratios are likely sustainable as individuals are focused more on generating tax-free income and less concerned with relative valuations. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

Most states and localities are on solid footing as tax receipts are increasing steadily and spending levels are rebounding from post-recession lows. Rising healthcare expenditures and legacy pension costs are plaguing a handful of high-profile credits. Essential service revenue bonds continue to benefit from deleveraging. Several private-public-partnerships and off-balance sheet projects have made headlines for cost-overruns that are calling into question their value-add. More caution is warranted in the non-profit sectors, especially less-selective private education credits that are dealing with competitive pressures and are burdened with outsized debt. Merger and acquisition activity has been elevated in the hospital sector, providing opportunities to generate performance. Additionally, high yield remains an important driver of performance. BlackRock maintains the view that municipal bond defaults will remain minimal and the overall market is fundamentally sound. However, we continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of February 29, 2020 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.

The S&P Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trust had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of each Trust’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trust’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.

To obtain leverage, each Trust has issued Variable Rate Demand Preferred Shares (“VRDP Shares”) or Variable Rate Muni Term Preferred Shares (“VMTP Shares”) (collectively, “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Trust’s obligations under the TOB Trust (including accrued interest), then the TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements imposed by the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

THE BENEFITS AND RISKS OF LEVERAGING / DERIVATIVE FINANCIAL INSTRUMENTS	5

Trust Summary as of February 29, 2020	BlackRock Municipal Bond Trust

Trust Overview

BlackRock Municipal Bond Trust’s (BBK) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from regular U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BBK
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2020 ($15.94)(a)	4.10%
Tax Equivalent Yield(b)	6.93%
Current Monthly Distribution per Common Share(c)	$0.0545
Current Annualized Distribution per Common Share(c)	$0.6540
Leverage as of February 29, 2020(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)

The monthly distribution per Common Share, declared on March 2, 2020, was increased to $0.0560 per share. The yield on closing market price, tax equivalent yield, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
BBK(a)(b)	2.02%	4.58%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	1.89	4.82

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

Portfolio income, enhanced by leverage, exceeded the contribution from price appreciation. At the sector level, the Trust benefited from its positions in school district, state tax-backed and health care issues. Holdings in longer-term bonds, particularly those with lower coupons, were also strong performers. A meaningful position in securities rated below investment grade, which outperformed the broader market as a group, was a further positive.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance. The trend of net negative issuance exacerbated reinvestment risk as the proceeds from bonds that matured or were called needed to be reinvested at lower prevailing yields compared to bonds that were issued when yields were higher.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$15.94	$15.95	(0.06)%	$16.50	$15.07
Net Asset Value	17.23	16.82	2.44	17.24	16.42

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/29/20	08/31/19
County/City/Special District/School District	24%	22%
Health	18	18
Utilities	14	15
Transportation	13	14
Education	12	12
State	7	7
Tobacco	6	6
Housing	4	4
Corporate	2	2

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2020	6%
2021	9
2022	10
2023	9
2024	8

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

CREDIT QUALITY ALLOCATION (a)

	02/29/20	08/31/19
AAA/Aaa	4%	3%
AA/Aa	35	36
A	27	28
BBB/Baa	13	13
BB/Ba	7	6
B	1	2
CC	1	1
N/R(b)	12	11

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 29, 2020 and August 31, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Trust’s total investments.

*	Excludes short-term securities.

TRUST SUMMARY	7

Trust Summary as of February 29, 2020	BlackRock Municipal Income Investment Quality Trust

Trust Overview

BlackRock Municipal Income Investment Quality Trust’s (BAF) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income tax, including the alternative minimum tax and Florida intangible property tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in municipal bonds exempt from U.S. federal income taxes, including the alternative minimum tax. The Trust also invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. Effective July 31, 2019, the Trust may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Trust may invest directly in securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, in September 2008, the Board gave approval to permit the Trust the flexibility to invest in municipal obligations regardless of geographic location since municipal obligations issued by any state or municipality that provides income exempt from regular U.S. federal income tax would now satisfy the foregoing objective and policy.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BAF
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2020 ($14.36)(a)	4.30%
Tax Equivalent Yield(b)	7.26%
Current Monthly Distribution per Common Share(c)	$0.0515
Current Annualized Distribution per Common Share(c)	$0.6180
Leverage as of February 29, 2020(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
BAF(a)(b)	0.95%	4.17%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	1.89	4.82

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

Holdings in longer-dated securities with maturities of greater than 20 years generated the strongest returns, as longer-term bonds outpaced short-term issues. The Trust’s use of leverage, which enhanced portfolio income and amplified the impact of rising prices, also contributed to results. The Trust further benefited from its positions in the state tax-backed and transportation sectors, as well as its holdings in Puerto Rico sales tax bonds.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance. The trend of net negative issuance exacerbated reinvestment risk as the proceeds from bonds that matured or were called needed to be reinvested at lower prevailing yields compared to bonds that were issued when yields were higher. Positions in pre-refunded bonds and short duration issues, while producing positive absolute returns, lagged somewhat in the rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock Municipal Income Investment Quality Trust

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$14.36	$14.53	(1.17)%	$15.43	$14.02
Net Asset Value	15.99	15.68	1.98	15.99	15.28

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/29/20		08/31/19
Transportation	26%		27%
County/City/Special District/School District	20		20
Health	16		17
Utilities	14		12
State	9		8
Housing	6		6
Education	6		7
Tobacco	3		3
Corporate	—	(a)	—

(a)	Represents less than 1% of total investments.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (d)

Calendar Year Ended December 31,
2020	2%
2021	24
2022	5
2023	17
2024	1

(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (b)

	02/29/20	08/31/19
AAA/Aaa	2%	2%
AA/Aa	49	49
A	27	30
BBB/Baa	13	12
BB/Ba	1	—
B	—	1
N/R(c)	8	6

(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 29, 2020 and August 31, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1% and less than 1%, respectively, of the Trust’s total investments.

TRUST SUMMARY	9

Trust Summary as of February 29, 2020	BlackRock Municipal Income Quality Trust

Trust Overview

BlackRock Municipal Income Quality Trust’s (BYM) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income taxes, including the alternative minimum tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in municipal bonds exempt from U.S. federal income taxes, including the U.S. federal alternative minimum tax. The Trust also invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. Effective July 31, 2019, the Trust may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Trust may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2020 ($14.39)(a)	4.00%
Tax Equivalent Yield(b)	6.76%
Current Monthly Distribution per Common Share(c)	$0.0480
Current Annualized Distribution per Common Share(c)	$0.5760
Leverage as of February 29, 2020(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
BYM(a)(b)	3.48%	4.44%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	1.89	4.82

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

Holdings in longer-term bonds, particularly those with lower coupons, were key contributors to the Trust’s six-month results. AA rated issues also performed very well and added to returns. The Trust’s use of leverage contributed to results by enhancing portfolio income and amplifying the impact of rising prices. At the sector level, the Trust benefited from its positions in state tax-backed, health care and school district issues.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance. The trend of net negative issuance exacerbated reinvestment risk as the proceeds from bonds that matured or were called needed to be reinvested at lower prevailing yields compared to bonds that were issued when yields were higher. The Trust’s higher-quality focus also detracted at a time in which high yield bonds (those rated BBB and below) outperformed the rest of the market. However, the investment adviser began adding to high yield debt during the period as a result of a change in the Trust’s quality designation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock Municipal Income Quality Trust

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$14.39	$14.19	1.41%	$14.68	$13.63
Net Asset Value	16.09	15.72	2.35	16.10	15.30

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/29/20		08/31/19
Transportation	23%		25%
County/City/Special District/School District	22		20
Health	19		20
Utilities	13		13
State	7		6
Education	7		7
Tobacco	5		5
Housing	4		4
Corporate	—	(a)	—

(a)	Represents less than 1% of total investments.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (d)

Calendar Year Ended December 31,
2020	7%
2021	7
2022	9
2023	15
2024	6

(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (b)

	02/29/20		08/31/19
AAA/Aaa	11%		7%
AA/Aa	40		45
A	22		24
BBB/Baa	16		16
BB/Ba	1		—
N/R	10	(c)	8

(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 29, 2020, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1% of the Trust’s total investments.

TRUST SUMMARY	11

Trust Summary as of February 29, 2020	BlackRock Municipal Income Trust II

Trust Overview

BlackRock Municipal Income Trust II’s (BLE) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 29, 2020 ($14.78)(a)	4.71%
Tax Equivalent Yield(b)	7.96%
Current Monthly Distribution per Common Share(c)	$0.0580
Current Annualized Distribution per Common Share(c)	$0.6960
Leverage as of February 29, 2020(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
BLE(a)(b)	(2.29)%	4.90%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	1.89	4.82

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

Portfolio income, enhanced by leverage, was a key contributor to total returns in the six-month period. The Trust’s significant allocation to investment-grade bonds was also a key driver of overall performance, with more muted contributions coming from non-investment grade and unrated positions. Longer-dated investments with maturities of greater than 20 years performed very well and helped Trust performance. At the sector level, tobacco, state tax-backed, transportation and health care issues were the largest contributors.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock Municipal Income Trust II

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$14.78	$15.48	(4.52)%	$16.12	$14.23
Net Asset Value	15.54	15.16	2.51	15.55	14.81

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/29/20		08/31/19
Transportation	23%		23%
Utilities	21		19
County/City/Special District/School District	17		17
Health	11		14
Tobacco	10		9
State	8		7
Education	6		6
Corporate	4		5
Housing	—	(a)	—

(a)	Represents less than 1% of total investments.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (d)

Calendar Year Ended December 31,
2020	15%
2021	13
2022	10
2023	7
2024	8

(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (b)

	02/29/20	08/31/19
AAA/Aaa	5%	4%
AA/Aa	29	30
A	23	22
BBB/Baa	22	23
BB/Ba	8	6
B	2	3
N/R(c)	11	12

(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 29, 2020 and August 31, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2% and less than 1%, respectively, of the Trust’s total investments.

TRUST SUMMARY	13

Trust Summary as of February 29, 2020	BlackRock MuniHoldings Investment Quality Fund

Trust Overview

BlackRock MuniHoldings Investment Quality Fund’s (MFL) (the “Trust”) investment objective is to provide shareholders with current income exempt from U.S. federal income tax and to provide shareholders with the opportunity to own shares the value of which is exempt from Florida intangible personal property tax. The Trust seeks to achieve its investment objective by investing primarily in long-term, investment grade (as rated or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment) municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Trust invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. Effective July 31, 2019, the Trust may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Trust may invest directly in securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, in September 2008, the Board gave approval to permit the Trust the flexibility to invest in municipal obligations regardless of geographic location since municipal obligations issued by any state or municipality that provides income exempt from regular U.S. federal income tax would now satisfy the foregoing objective and policy.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	MFL
Initial Offering Date	September 26, 1997
Yield on Closing Market Price as of February 29, 2020 ($13.75)(a)	3.97%
Tax Equivalent Yield(b)	6.71%
Current Monthly Distribution per Common Share(c)	$0.0455
Current Annualized Distribution per Common Share(c)	$0.5460
Leverage as of February 29, 2020(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
MFL(a)(b)	3.15%	5.24%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	1.89	4.82

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

Positions in AA rated securities made a meaningful contribution to Trust performance, as did holdings in lower coupon, longer-dated issues. The Trust’s use of leverage added value by boosting income and augmenting the effect of rising prices. At the sector level, the Trust benefited from its positions in state tax-backed, transportation and health care issues.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance. The trend of net negative issuance exacerbated reinvestment risk as the proceeds from bonds that matured or were called needed to be reinvested at lower prevailing yields compared to bonds that were issued when yields were higher. The Trust’s higher-quality focus also detracted at a time in which high yield bonds (those rated BBB and below) outperformed the rest of the market. However, the investment adviser began adding to high yield debt during the period as a result of a change in the Trust’s quality designation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock MuniHoldings Investment Quality Fund

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$13.75	$13.60	1.10%	$13.98	$13.11
Net Asset Value	15.41	14.94	3.15	15.41	14.54

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/29/20	08/31/19
Transportation	40%	42%
State	19	17
Health	14	16
County/City/Special District/School District	9	12
Education	6	4
Utilities	5	4
Tobacco	5	3
Corporate	1	1
Housing	1	1

(a)	Represents less than 1% of total investments.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2020	3%
2021	13
2022	1
2023	17
2024	5

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (b)

	02/29/20	08/31/19
AAA/Aaa	7%	7%
AA/Aa	52	53
A	25	29
BBB/Baa	6	6
BB/Ba	3	—
B	1	1
N/R(b)	6	4

(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

TRUST SUMMARY	15

Trust Summary as of February 29, 2020	BlackRock MuniVest Fund, Inc.

Trust Overview

BlackRock MuniVest Fund, Inc.’s (MVF) (the “Trust”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Trust seeks to achieve its investment objective by investing at least 80% of an aggregate of the Trust’s net assets (including proceeds from the issuance of any preferred shares) and the proceeds of any borrowing for investment purposes, in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Trust primarily invests in long term municipal obligations rated investment grade at the time of investment (or, if unrated, are considered by the Trust’s investment adviser to be of comparable quality at the time of investment) and in long term municipal obligations with maturities of more than ten years at the time of investment. The Trust may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Trust may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	MVF
Initial Offering Date	September 29, 1988
Yield on Closing Market Price as of February 29, 2020 ($9.24)(a)	4.35%
Tax Equivalent Yield(b)	7.35%
Current Monthly Distribution per Common Share(c)	$0.0335
Current Annualized Distribution per Common Share(c)	$0.4020
Leverage as of February 29, 2020(d)	34%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended February 29, 2020 were as follows:

	Returns Based On
	Market Price	NAV
MVF(a)(b)	(0.40)%	5.41%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	1.89	4.82

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Trust’s absolute performance based on NAV:

After moving sideways for much of the period, municipal bonds finished with positive returns thanks to their rally in January and February. The gains for the broader bond market reflected the likelihood of an economic downturn caused by the spread of coronavirus, together with expectations for interest rate cuts by the Fed. (Bond prices rise as yields fall.) The favorable combination of robust investor demand and relatively limited new-issue supply provided an additional tailwind for tax-exempt securities.

Positions in high yield issues, which outpaced the investment-grade market, were key contributors to the Trust’s performance. Puerto Rico and tobacco issues were particularly strong performers in this area. The Trust’s allocations to longer-duration and longer-maturity bonds also benefited results. (Duration is a measure of interest rate sensitivity.) At the sector level, revenue sectors such as transportation and health care were large contributors. The Trust’s use of leverage also added value by boosting income and augmenting the effect of rising prices.

The Trust actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as prices rose, this strategy detracted from Trust performance. Positions in pre-refunded bonds and short duration issues, while producing positive absolute returns, lagged somewhat in the rising market. The trend of net negative issuance exacerbated reinvestment risk as the proceeds from bonds that matured or were called needed to be reinvested at lower prevailing yields compared to bonds that were issued when yields were higher.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trust Summary as of February 29, 2020 (continued)	BlackRock MuniVest Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	02/29/20	08/31/19	Change	High	Low
Market Price	$9.24	$9.49	(2.63)%	$9.60	$8.93
Net Asset Value	10.13	9.83	3.05	10.14	9.58

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments *

SECTOR ALLOCATION

	02/29/20	08/31/19
Transportation	28%	28%
Health	21	20
Utilities	11	10
County/City/Special District/School District	10	11
State	8	8
Tobacco	8	7
Education	7	8
Corporate	5	5
Housing	2	3

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2020	15%
2021	4
2022	6
2023	6
2024	5

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

	02/29/20	08/31/19
AAA/Aaa	2%	3%
AA/Aa	28	30
A	28	28
BBB/Baa	22	21
BB/Ba	5	4
B	3	3
CC	1	1
N/R(b)	11	10

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 29, 2020 and August 31, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents 3% and 1%, respectively, of the Trust’s total investments.

TRUST SUMMARY	17

Schedule of Investments (unaudited) February 29, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 130.0%

Alabama — 0.6%
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	$960	$1,099,738

Arizona — 7.3%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	2,200	2,357,542
Arizona IDA, Refunding RB, Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(a)	130	140,937
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	460	508,378
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	714,993
4.75%, 07/01/31	3,070	3,221,566
Industrial Development Authority of the County of Pima, RB, Imagine East Mesa Charter Schools Project, 5.00%, 07/01/34(a)	400	441,496
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	2,031,540
5.00%, 12/01/37	2,065	2,939,404
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	900	961,218

		13,317,074

Arkansas — 2.2%
City of Benton Arkansas, RB, 4.00%, 06/01/39	505	558,767
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	840	949,141
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,972,276
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	539,289

		4,019,473

California — 18.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	1,900	1,943,510
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/48	1,345	1,503,697
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 05/01/34	1,000	1,214,400
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	500	537,515
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	2,000	2,092,720
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/47	1,405	1,727,799
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	525	557,960
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 08/01/34(c)	1,650	2,055,999
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(d)	8,000	4,946,720
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(d)	1,500	1,297,935
0.00%, 08/01/33(d)	4,000	1,708,400
6.20%, 08/01/39(c)	2,605	3,313,873
San Diego Community College District, GO, CAB, Election of 2002, 6.00%, 08/01/33	2,800	3,784,144
State of California, GO, Refunding, Various Purpose, 5.00%, 02/01/38	3,000	3,350,730

Security	Par (000)	Value

California (continued)
State of California, GO, Various Purposes:
6.00%, 03/01/33	$500	$502,145
5.50%, 03/01/40	2,350	2,358,201
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	1,225	1,255,845

		34,151,593

Colorado — 0.4%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Rocky Mountain Classical Academy Project, 5.00%, 10/01/59(a)	595	666,912

Connecticut — 1.0%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	550	580,470
State of Connecticut, GO, Series E, 5.00%, 09/15/37	970	1,231,638

		1,812,108

Delaware — 2.1%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	330	387,064
5.00%, 07/01/48	900	1,036,980
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,240,080
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	950	1,132,846

		3,796,970

Florida — 2.9%
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	4,804,167
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(e)(f)(g)	860	412,800

		5,216,967

Georgia — 0.7%
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	295	324,727
4.00%, 12/01/48	210	231,160
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/38	255	369,661
5.00%, 05/15/43	330	409,629

		1,335,177

Hawaii — 0.2%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	441,284

Idaho — 0.3%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	500	567,965

Illinois — 7.3%
Chicago Board of Education, GO, Series D:
Dedicated Revenues, Series H, 5.00%, 12/01/36	235	282,888
Project, Series C, 5.25%, 12/01/35	775	893,854
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/25	425	506,591
Dedicated Revenues, Series C, 5.00%, 12/01/34	235	283,911
Dedicated Revenues, Series F, 5.00%, 12/01/23	310	350,697
Series C, 5.00%, 12/01/25	335	398,965
Chicago Board of Education, GO:
5.00%, 12/01/46	280	336,274
5.00%, 12/01/46	725	800,748

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	$1,600	$1,683,568
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	870	980,916
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	707,733
County of Will Illinois, GO, 5.00%, 11/15/45	600	704,556
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	300	354,669
5.00%, 02/15/47	205	237,247
5.00%, 02/15/50	100	115,488
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	1,205	1,413,983
OSF Healthcare System, 6.00%, 05/15/39	110	111,056
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project(h):
4.00%, 06/15/50	220	248,389
5.00%, 06/15/50	285	351,981
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,150	1,223,657
State of Illinois, GO, Series D, 5.00%, 11/01/28	645	806,385
Upper Illinois River Valley Development Authority, Refunding RB, Prairie Crossing Charter School, 5.00%, 01/01/55(a)	390	423,634

		13,217,190

Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(i)	250	283,640

Kansas — 2.4%
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	3,280	3,614,593
5.00%, 09/01/39	720	794,887

		4,409,480

Kentucky — 3.9%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	2,500	3,031,925
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/23(b)	1,830	2,060,873
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
6.45%, 07/01/34	500	605,345
6.60%, 07/01/39	830	996,564
6.75%, 07/01/43	270	324,683

		7,019,390

Louisiana — 1.4%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	860	992,371
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,083,894
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/21(b)	400	426,244

		2,502,509

Maryland — 0.4%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	170	180,980
5.25%, 07/01/44	170	178,740

Security	Par (000)	Value

Maryland (continued)
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	$315	$354,633

		714,353

Massachusetts — 4.3%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	630	740,395
Emerson College Issue, 5.00%, 01/01/48	1,115	1,325,780
Emerson College Issue, Series A, 5.25%, 01/01/42	565	678,689
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	830	1,015,978
Worcester Polytechnic Institute, 4.00%, 09/01/49	1,270	1,345,565
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 4.00%, 06/01/49	75	82,829
Emmanuel College Issue, Series A, 5.00%, 10/01/43	750	889,343
International Charter School, 5.00%, 04/15/40	400	437,104
Western New England University, 5.00%, 09/01/43	750	913,890
Massachusetts HFA, RB, M/F Housing, Series A:
3.80%, 12/01/43	160	173,566
3.85%, 06/01/46	205	222,400

		7,825,539

Michigan — 7.2%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,555	1,824,854
Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	240	258,425
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 5.00%, 11/15/41	5,560	6,747,505
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 3.80%, 10/01/38	1,690	1,885,178
State of Michigan Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,245,173

		12,961,135

Minnesota — 2.8%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp., 4.00%, 05/01/37	880	987,906
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	560	691,499
City of Otsego Minnesota, Refunding RB, Kaleidoscope Charter School Project, Series A, 5.00%, 09/01/44	425	452,905
City of Spring Lake Park Michigan, RB, Academy for Higher Learning Project, 5.00%, 06/15/39	1,080	1,191,661
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	290	351,555
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,045	1,045,251
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	385	422,280

		5,143,057

Mississippi — 0.7%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	426,460
Mississippi Development Bank, RB, CAB, Special Obligation, Hinds Community College District (AGM), 5.00%, 04/01/21(b)	845	882,881

		1,309,341

Missouri — 2.5%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	953,784
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/21(b)	500	534,990

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
A.T. Still University of Health Sciences, 4.25%, 10/01/23(b)	$320	$359,296
A.T. Still University of Health Sciences, 5.00%, 10/01/23(b)	500	574,610
Heartland Regional Medical Center, 4.13%, 02/15/43	300	313,386
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,133,040
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A, 5.00%, 06/01/42	540	659,367

		4,528,473

Nebraska — 1.0%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	600	655,428
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	462,980
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	250	268,493
4.00%, 01/01/44	400	420,280

		1,807,181

Nevada — 0.9%
City of Las Vegas Nevada, RB, Special Assessment, No. 809 Summerlin Area, 5.65%, 06/01/23	580	586,560
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	1,000	1,126,960

		1,713,520

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	255	276,609
Series C, AMT, 4.88%, 11/01/42	145	158,547

		435,156

New Jersey — 13.2%
New Jersey Economic Development Authority, RB, School Facilities Construction Bonds:
5.00%, 06/15/24(b)	80	94,109
5.00%, 06/15/40	345	390,747
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	660	763,560
Goethals Bridge Replacement Project (AGM), 5.13%, 07/01/42	200	224,086
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,500	9,016,725
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hospital Asset Transfer Program, 5.00%, 10/01/37	685	841,242
St. Barnabas Health Care System, Series A, 4.63%, 07/01/21(b)	510	535,995
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(b)	1,700	1,809,072
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	500	546,775
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	1,860	2,178,004
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,070	1,332,792
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	1,000	647,290

Security	Par (000)	Value

New Jersey (continued)
Transportation Program, Series AA, 5.00%, 06/15/45	$900	$1,040,094
Transportation Program, Series AA, 5.00%, 06/15/46	400	461,924
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	140	174,265
South Jersey Port Corp., RB, Marine Terminal, Series B, AMT, 5.00%, 01/01/35	625	753,325
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	760	946,268
5.25%, 06/01/46	1,810	2,238,029

		23,994,302

New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	450	529,542

New York — 4.3%
City of New York Industrial Development Agency, RB, PILOT (AMBAC), 5.00%, 01/01/39	925	927,618
City of New York Water & Sewer System, Refunding RB, 2nd Generation, Fiscal 2013, 5.00%, 06/15/47	1,000	1,124,250
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	907,128
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	500	541,800
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,160	1,160,905
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	405	460,141
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,295	1,355,515
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	1,190	1,292,780

		7,770,137

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	480	505,934

Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Series B-2, 5.00%, 06/01/55(h)	1,500	1,690,680
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	2,000	2,114,140
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	1,135	1,224,120
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	395	466,618
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	1,500	1,602,675

		7,098,233

Oklahoma — 0.9%
City of Oklahoma Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	851,429
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	605	741,306

		1,592,735

Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	675	787,009
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	1,475	1,725,765

		2,512,774

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 4.2%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	$335	$423,209
5.00%, 06/01/34	750	944,055
(AGM), 4.00%, 06/01/39	1,365	1,564,686
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University:
Series A, 4.00%, 09/01/49	495	562,845
Project, 4.00%, 09/01/49	715	823,394
Delaware River Port Authority, RB, 4.50%, 01/01/32	1,500	1,698,750
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	1,250	1,507,987

		7,524,926

Puerto Rico — 5.8%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	315	324,305
5.63%, 05/15/43	345	355,164
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,305	1,391,508
5.13%, 07/01/37	375	400,327
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	385	396,793
6.00%, 07/01/44	700	724,108
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	843	251,560
Series A-1, 4.75%, 07/01/53	1,072	1,204,832
Series A-1, 5.00%, 07/01/58	3,304	3,787,606
Series A-2, 4.33%, 07/01/40	451	495,699
Series A-2, 4.78%, 07/01/58	1,028	1,161,794

		10,493,696

Rhode Island — 3.7%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(b)	900	956,583
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	1,155	1,278,597
Rhode Island Housing & Mortgage Finance Corp., RB, (FHA), S/F Housing, Series 3-B, 4.13%, 10/01/49	480	505,200
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,139,500
Series B, 4.50%, 06/01/45	2,730	2,914,766

		6,794,646

South Carolina — 1.5%
South Carolina Jobs-Economic Development Authority, RB:
Bishop Gadsden Episcopal Retirement Community, 5.00%, 04/01/44	100	117,530
Bishop Gadsden Episcopal Retirement Community, 4.00%, 04/01/49	100	109,419
Bishop Gadsden Episcopal Retirement Community, 5.00%, 04/01/49	135	156,974
Bishop Gadsden Episcopal Retirement Community, 4.00%, 04/01/54	105	114,342
Bishop Gadsden Episcopal Retirement Community, 5.00%, 04/01/54	265	307,442
Hilton Head Christian Academy, 5.00%, 01/01/55(a)	470	504,399
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,140,460
State of South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/36	175	210,555

		2,661,121

Security	Par (000)	Value

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48	$740	$840,270

Tennessee — 2.7%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	1,950	2,188,739
City of Johnson Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	800	864,880
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	994,735
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	675	807,752

		4,856,106

Texas — 10.0%
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(d)	11,690	4,978,069
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(d)	10,760	5,476,087
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	890	1,038,817
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD)(d):
0.00%, 08/15/24(b)	370	210,582
0.00%, 08/15/35	3,630	2,069,536
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/23(b)	760	859,241
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	1,355	1,434,606
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,040,860

		18,107,798

Utah — 0.8%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	530	655,059
State of Utah Charter School Finance Authority, RB, Utah Charter Academies Project, 5.00%, 10/15/48	360	439,106
State of Utah Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 04/15/42	400	432,224

		1,526,389

Vermont — 0.6%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	500	557,695
Vermont Student Assistance Corp., RB, Series A, 4.13%, 06/15/30	440	469,049

		1,026,744

Virginia — 1.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	490	558,277
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay:
5.00%, 09/01/44	585	683,982
4.00%, 09/01/48	375	409,552
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	385	425,945
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(i)	470	515,905
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	725	801,777

		3,395,438

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 0.4%
State of Washington Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(a)	$600	$707,610

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,305	1,466,859

Wisconsin — 1.1%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	280	296,080
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	800	1,011,904
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	665	765,967

		2,073,951

Total Municipal Bonds — 130.0% (Cost — $206,125,501)		235,774,436

Municipal Bonds Transferred to Tender Option Bond Trusts(j) — 31.7%

California — 1.0%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(k)	1,451	1,874,804

Colorado — 1.4%
State of Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 5.00%, 08/01/44(k)	1,950	2,452,164

Connecticut — 1.7%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	3,134,331

Michigan — 3.4%
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 3.90%, 12/01/33	5,385	6,077,134

New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,400	1,470,073

New York — 12.2%
City of New York, GO, Refunding, Fiscal 2015, Series B, 4.00%, 08/01/32	3,990	4,459,942
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013:
Series BB, 4.00%, 06/15/47	3,660	3,922,056
Series CC, 5.00%, 06/15/47	6,000	6,784,265
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(k):
5.75%, 02/15/21(b)	1,548	1,618,547
5.75%, 02/15/47	952	995,681
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,692,048
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,659,528

		22,132,067

Texas — 5.7%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,999	3,233,522
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,580	1,765,856

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Water System, Refunding RB, Water System, Junior Lien, Series C, 5.00%, 05/15/46	$1,515	$1,856,208
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/48	2,999	3,544,707

		10,400,293

Virginia — 1.4%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	1,996	2,495,512

Washington — 4.1%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,992	3,732,796
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	3,000	3,661,530

		7,394,326

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.7% (Cost — $53,741,287)		57,430,704

Total Long-Term Investments — 161.7% (Cost — $259,866,788)		293,205,140

	Shares

Short-Term Securities — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.97%(l)(m)	1,776,911	1,777,266

Total Short-Term Securities — 1.0% (Cost — $1,777,266)		1,777,266

Total Investments — 162.7% (Cost — $261,644,054)		294,982,406

Liabilities in Excess of Other Assets — (0.1)%		(313,558)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.5)%		(33,508,952)

VMTP Shares at Liquidation Value — (44.1)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$181,259,896

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	When-issued security.
(i)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(j)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to August 1, 2027, is $3,678,119. See Note 4 of the Notes to Financial Statements for details.

(l)	Annualized 7-day yield as of period end.

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Bond Trust (BBK)

(m)

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	7,802	1,769,109	1,776,911	$1,777,266	$4,852	$(95)	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	31	06/19/20	$4,177	$(52,355)
U.S. Long Treasury Bond	60	06/19/20	10,215	(201,753)
5-Year U.S. Treasury Note	24	06/30/20	2,946	(27,235)

				$(281,343)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$281,343	$—	$281,343

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(466,370)	$—	$(466,370)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(246,962)	$—	$(246,962)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	16,120,969

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Bond Trust (BBK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$292,792,340	$412,800	$293,205,140
Short-Term Securities	1,777,266	—	—	1,777,266

	$1,777,266	$292,792,340	$412,800	$294,982,406

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(281,343)	$—	$—	$(281,343)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(33,442,766)	$—	$(33,442,766)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

	$—	$(113,342,766)	$—	$(113,342,766)

See notes to financial statements.

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 29, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 100.6%

Alabama — 0.4%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$335	$356,594
University of South Alabama, RB, 4.00%, 04/01/40(a)	220	262,229

		618,823

Arizona — 2.3%
Arizona IDA, RB(b):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	210	223,257
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	240	251,978
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	185	193,764
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	250	257,825
County of Maricopa Arizona IDA, Refunding RB, Legacy Traditional Schools Project(b):
5.00%, 07/01/39	100	116,376
5.00%, 07/01/49	125	142,639
5.00%, 07/01/54	100	113,808
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	300	357,525
County of Maricopa Pollution Control Corp., Refunding RB, EL Paso Electric Co. Palo Varde Project, Series B, 3.60%, 04/01/40	1,400	1,539,048

		3,196,220

California — 8.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(c)	1,120	1,146,275
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/42	1,000	1,147,330
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(c)	1,025	1,200,193
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(c)	1,000	1,066,440
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(c)	1,835	2,094,469
5.25%, 05/15/38	520	589,431
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,169,640
5.50%, 11/01/31	1,500	1,753,020
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	505	580,886
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	380	449,445

		11,197,129

Colorado — 4.7%
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(d)	915	493,990
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,768,992
Colorado Educational & Cultural Facilities Authority, RB, Rocky Mountain School of Expeditionary Learning, 5.00%, 03/01/50(b)	360	404,752
Colorado Educational & Cultural Facilities Authority, Refunding RB, Rocky Mountain Classical Academy Project, 5.00%, 10/01/59(b)	480	538,013

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series B-1, 4.00%, 11/09/22(c)	$680	$738,058
Denver International Business Center Metropolitan District No. 1, GO, Series A, 4.00%, 12/01/48	555	573,454

		6,517,259

Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	415	457,816

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B, 4.00%, 10/01/53	700	812,385

Florida — 10.5%
Capital Trust Agency, Inc., RB, Advantage Academy of Hillsborough Projects, Series A:
5.00%, 12/15/49	160	177,896
5.00%, 12/15/54	140	155,366
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	4,814,193
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	795	917,557
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	4,914,437
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,305	1,453,627
County of Osceola Florida Transportation Revenue, Refunding RB, Series A-2(d):
0.00%, 10/01/46	625	262,731
0.00%, 10/01/47	605	245,763
0.00%, 10/01/48	430	166,832
0.00%, 10/01/49	355	133,203
Esplanade Lake Club Community Development District, Special Assessment Bonds, Capital Improvement, Series A-1, 4.13%, 11/01/50	615	636,396
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/23(c)	745	850,149

		14,728,150

Georgia — 6.1%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	2,500	2,606,725
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,225	3,370,074
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	710	800,823
4.00%, 01/01/59	1,335	1,488,672
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	260	293,953

		8,560,247

Idaho — 0.5%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	670	776,577

Illinois — 20.2%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 01/01/30	1,000	1,003,270
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(c)	690	718,000
Series A, 5.75%, 01/01/39	135	140,226
Series C, 6.50%, 01/01/21(c)	3,740	3,914,882

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	$3,185	$3,407,313
5.25%, 12/01/40	3,000	3,192,780
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,030,210
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,480	1,564,301
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	855	962,764
5.25%, 12/01/43	1,430	1,580,636
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	1,885	2,011,974
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/37	520	614,760
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project(a):
4.00%, 06/15/50	465	525,004
5.00%, 06/15/50	450	555,759
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	915	967,887
6.00%, 06/01/21	260	276,653
State of Illinois, GO:
5.25%, 02/01/31	610	699,792
5.25%, 02/01/32	1,010	1,157,430
5.50%, 07/01/33	1,000	1,137,600
5.50%, 07/01/38	270	305,810
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	345	431,919

		28,198,970

Louisiana — 0.4%
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	640	641,306

Maine — 0.8%
Maine State Housing Authority(a):
2.50%, 11/15/45	400	397,380
2.60%, 11/15/50	680	677,844

		1,075,224

Maryland — 0.6%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	710	799,332

Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	695	816,785
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	598,560

		1,415,345

Michigan — 0.0%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/36	5	5,020

Minnesota — 2.9%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	3,050	3,496,124
5.25%, 02/15/58	520	638,898

		4,135,022

Mississippi — 1.7%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,205,190

Security	Par (000)	Value

Mississippi (continued)
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(c)	$1,000	$1,149,210

		2,354,400

New Jersey — 6.1%
New Jersey EDA, RB, School Facilities Construction, 5.00%, 06/15/44	160	197,891
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	300	341,052
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.00%, 06/15/46	2,070	2,502,216
Transportation System, Series AA, 5.50%, 06/15/39	1,620	1,820,750
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	270	320,012
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	580	722,152
Series A, 5.00%, 06/01/46	1,365	1,659,103
Sub-Series B, 5.00%, 06/01/46	810	947,514

		8,510,690

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/44	100	113,887

New York — 2.9%
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(c)	1,565	1,682,907
Series A-1, 5.25%, 11/15/39	1,000	1,145,630
State of New York Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/50	700	825,377
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	415	444,025

		4,097,939

North Carolina — 0.7%
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System (AGM), 4.00%, 01/01/55	260	304,783
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapal Hills, 5.00%, 02/01/45	395	617,215

		921,998

Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB(a):
4.00%, 06/01/48	425	486,085
Senior, Series B-2, 5.00%, 06/01/55	1,215	1,369,451
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	470	531,429

		2,386,965

Oregon — 0.4%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	510	278,521
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, GO, CAB, Deferred Interest, Series A, 0.00%, 06/15/38(d)	530	319,405

		597,926

Pennsylvania — 2.6%
Pennsylvania Turnpike Commission, RB, Series C:
5.00%, 12/01/23(c)	1,305	1,507,432
5.00%, 12/01/43	415	471,726
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,500	1,679,520

		3,658,678

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 3.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	$143	$42,672
Series A-1, 4.75%, 07/01/53	734	824,950
Series A-1, 5.00%, 07/01/58	978	1,121,150
Series A-2, 4.78%, 07/01/58	2,693	3,043,494
Series B-1, 4.75%, 07/01/53	187	210,560
Series B-2, 4.78%, 07/01/58	181	203,645

		5,446,471

Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	1,050	1,196,475

South Carolina — 8.0%
County of Berkeley South Carolina, Special Assessment Bonds, Nexton Improvement District Assessment:
4.25%, 11/01/40	140	147,199
4.38%, 11/01/49	205	214,533
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,762,870
South Carolina Jobs EDA, Refunding RB:
Anmed Health Projects, 5.00%, 02/01/38	2,875	3,369,672
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	785	949,041
South Carolina Jobs-Economic Development Authority, RB, Hilton Head Christian Academy, 5.00%, 01/01/55(b)	375	402,446
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	880	1,075,202
State of South Carolina Public Service Authority, RB, Series E:
5.00%, 12/01/48	440	493,530
5.50%, 12/01/53	500	570,230
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,825	2,162,807

		11,147,530

Tennessee — 4.0%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	230	258,196
5.25%, 10/01/58	2,155	2,674,118
Tennessee Housing Development Agency, RB(a):
2.30%, 07/01/40	2,030	2,041,855
2.40%, 01/01/44	560	562,861

		5,537,030

Texas — 5.6%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	980	1,096,473
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,000	1,139,550
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	2,555	2,960,581
1st Tier (AGM), 6.00%, 01/01/21(c)	1,000	1,041,970
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/23(c)	440	497,455
Texas Transportation Commission, RB, First Tier Toll Revenue:
0.00%, 08/01/39(d)	1,000	480,450
0.00%, 08/01/43(d)	795	304,135
5.00%, 08/01/57	240	284,652

		7,805,266

Security	Par (000)	Value

Utah — 0.1%
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/39(b)	$100	$110,023

Virginia — 0.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/22(c)	370	398,205

Washington — 2.3%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(c)	1,025	1,066,307
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(c)	795	827,039
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(b)	220	251,376
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/43(b)	900	1,053,666

		3,198,388

Wisconsin — 0.1%
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/54(b)	130	144,100

Total Municipal Bonds — 100.6% (Cost — $127,927,225)		140,760,796

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 72.9%

California — 11.9%
Fremont Union High School District, GO, Refunding, Series A, 4.00%, 08/01/46	1,640	1,897,333
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,775	3,436,421
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 08/01/21(c)	10,680	11,352,199

		16,685,953

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(f)	1,490	1,707,644

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,567,165

District of Columbia — 0.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	790	896,697

Florida — 1.5%
Escambia Cnty Fl Hlth Facs Aut, 4.00%, 08/15/50(f)	1,770	2,026,084

Georgia — 0.8%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,149,619

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,700	1,954,966

Illinois — 5.5%
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	825	981,151
Series B, 5.00%, 01/01/40	3,329	3,990,809
Series C, 5.00%, 01/01/38	2,252	2,650,681

		7,622,641

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	$1,455	$1,603,483

Michigan — 3.6%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,624	1,898,705
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	3,197,198

		5,095,903

Nevada — 3.1%
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,100	4,313,036

New Jersey — 5.5%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(c)(f)	6,020	6,602,616
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,000	1,050,052

		7,652,668

New York — 14.5%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	2,620	3,360,857
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,890	2,143,203
City of New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	3,019	3,286,660
Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 12/15/21(c)	4,993	5,386,084
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(c)	619	647,419
5.75%, 02/15/47	381	398,272
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,175,650
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	1,740	1,884,558

		20,282,703

North Carolina — 2.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,892,936
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	943	1,055,350

		3,948,286

Pennsylvania — 4.9%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,349	1,614,274
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	1,680	1,774,786
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,094	1,359,016
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,640	2,033,403

		6,781,479

Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,982	2,243,842

Security	Par (000)	Value

Texas — 6.9%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$4,456	$5,009,630
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(c)	2,310	2,467,958
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	1,114	1,235,208
3.75%, 09/01/49	790	876,484

		9,589,280

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(f)	1,337	1,699,138

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(f)	1,511	1,739,884

Wisconsin — 2.4%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.10%, 11/01/43	1,342	1,492,714
4.45%, 05/01/57	1,678	1,865,925

		3,358,639

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 72.9% (Cost — $94,031,323)		101,919,110

Total Long-Term Investments — 173.5% (Cost — $221,958,548)		242,679,906

	Shares

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.97%(g)(h)	1,093,985	1,094,204

Total Short-Term Securities — 0.8% (Cost — $1,094,204)		1,094,204

Total Investments — 174.3% (Cost — $223,052,752)		243,774,110

Liabilities in Excess of Other Assets — (3.6)%		(5,115,482)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (40.5)%		(56,592,651)

VMTP Shares, at Liquidation Value,— (30.2)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$139,865,977

(a)	When-issued security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between July 1, 2020 to August 15, 2027, is $11,193,928. See Note 4 of the Notes to Financial Statements for details.

(g)	Annualized 7-day yield as of period end.

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Investment Quality Trust (BAF)

(h)

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	466,968	627,017	1,093,985	$1,094,204	$1,461	$(79)	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	13	06/19/20	$1,752	$(22,393)
U.S. Long Treasury Bond	49	06/19/20	8,342	(164,765)
5-Year U.S. Treasury Note	21	06/30/20	2,578	(23,957)

				$(211,115)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$211,115	$—	$211,115

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(372,684)	$—	$(372,684)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(187,429)	$—	$(187,429)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	12,003,195

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Investment Quality Trust (BAF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$242,679,906	$—	$242,679,906
Short-Term Securities	1,094,204	—	—	1,094,204

	$1,094,204	$242,679,906	$—	$243,774,110

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(211,115)	$—	$—	$(211,115)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(56,448,869)	$—	$(56,448,869)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

	$—	$(98,648,869)	$—	$(98,648,869)

See notes to financial statements.

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 29, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 111.0%

Alabama — 2.6%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 5.00%, 03/01/45	$1,165	$1,383,041
City of Birmingham Alabama Airport Authority, ARB, (AGM), 5.50%, 07/01/40	5,800	5,882,244
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	3,800	3,913,506

		11,178,791

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,143,980

Arizona — 1.0%
Arizona IDA, RB(b):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	610	648,509
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	690	724,438
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	530	555,106
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	725	747,693
County of Maricopa Arizona IDA, Refunding RB, Legacy Traditional Schools Project(b):
5.00%, 07/01/39	255	296,759
5.00%, 07/01/49	365	416,505
5.00%, 07/01/54	230	261,758
County of Pima Arizona IDA, Refunding RB, American Leadership Academy Project, 5.00%, 06/15/52(b)	595	640,006

		4,290,774

California — 10.3%
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,465	2,405,750
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 01/01/28(a)	10,100	13,273,319
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,620	1,754,314
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/48	3,175	3,549,618
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(c)	1,580	1,788,797
San Diego California Unified School District, GO, Election of 2008(d):
CAB, Series C, 0.00%, 07/01/38	2,000	1,410,960
CAB, Series G, 0.00%, 07/01/34	725	400,142
CAB, Series G, 0.00%, 07/01/35	775	402,597
CAB, Series G, 0.00%, 07/01/36	1,155	565,153
CAB, Series G, 0.00%, 07/01/37	770	354,924
CAB, Series K-2, 0.00%, 07/01/38	1,745	991,300
CAB, Series K-2, 0.00%, 07/01/39	2,115	1,149,143
CAB, Series K-2, 0.00%, 07/01/40	2,715	1,413,456
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(d)	1,400	1,172,794
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,169,652
State of California, GO, Various Purposes, 5.00%, 04/01/42	3,000	3,247,680
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,650,682

Security	Par (000)	Value

California (continued)
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/37(d)	$10,000	$6,909,800

		43,610,081

Colorado — 0.8%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	960	970,723
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,467,029
Sabell Metropolitan District, GO, Senior Bonds, Series A, 5.00%, 12/01/50(b)(e)	1,055	1,118,859

		3,556,611

Connecticut — 1.4%
State of Connecticut, GO, Series E, 5.00%, 09/15/37	2,280	2,894,984
University of Connecticut, RB, Series A, 5.00%, 01/15/34	2,620	3,222,862

		6,117,846

Delaware — 0.8%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	770	903,148
5.00%, 07/01/48	2,110	2,431,142

		3,334,290

District of Columbia — 2.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	9,500	9,820,625

Florida — 5.6%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,795	2,006,397
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	2,770	3,229,654
County of Miami-Dade Florida Aviation, Refunding ARB, Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/20(a)	5,000	5,134,500
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,910	4,584,709
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	685	841,591
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	630	701,751
5.00%, 08/01/47	1,845	2,045,957
Preserve at South Branch Community Development District, Special Assessment Bonds, Green Bond, Phase 2:
4.00%, 11/01/39	300	315,582
4.00%, 11/01/50	500	511,740
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(a)	1,340	1,529,128
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(a)	2,000	2,134,540
Westside Community Development District, Refunding, Special Assessment Bonds(b):
4.10%, 05/01/37	260	272,072
4.13%, 05/01/38	260	271,778

		23,579,399

Georgia — 2.9%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	7,500	7,820,175
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	545	654,567

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	$685	$754,027
4.00%, 12/01/48	500	550,380
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/38	595	862,542
5.00%, 05/15/43	775	962,007
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	155	178,996
5.00%, 04/01/44	595	681,043

		12,463,737

Hawaii — 1.2%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,077,300

Illinois — 13.2%
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, 5.63%, 01/01/21(a)	1,230	1,278,610
3rd Lien, 5.63%, 01/01/35	295	306,349
Senior Lien, Series D, 5.25%, 01/01/42	3,300	4,096,653
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 01/01/34	9,800	10,954,342
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	4,056,710
Sales Tax Receipts, 5.25%, 12/01/36	650	695,370
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	8,566,866
5.50%, 12/01/38	1,000	1,126,040
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	225,611
County of Will Illinois, GO, 5.00%, 11/15/45	1,400	1,643,964
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	480	555,504
5.00%, 02/15/50	240	277,171
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	2,815	3,303,205
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	3,130	3,432,515
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	390	444,635
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	900	1,003,266
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project(e):
4.00%, 06/15/50	515	581,456
5.00%, 06/15/50	670	827,463
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	710	755,476
State of Illinois, GO:
5.25%, 07/01/29	8,345	9,412,576
5.50%, 07/01/33	880	1,001,088
5.50%, 07/01/38	1,475	1,670,629

		56,215,499

Indiana — 0.3%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,172,424

Iowa — 0.8%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Genesis Health System, 5.50%, 07/01/33	3,000	3,418,800

Security	Par (000)	Value

Maryland — 1.7%
County of Montgomery Maryland, RB, Trinity Health Credit Group, 4.00%, 12/01/44	$1,810	$2,016,412
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	745	838,736
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System Issue, 4.00%, 07/01/48	4,000	4,475,880

		7,331,028

Massachusetts — 3.5%
Collegiate Charter School of Lowell, RB:
5.00%, 06/15/39	565	621,353
5.00%, 06/15/49	1,185	1,293,191
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	2,370	2,785,295
Emerson College Issue, 5.00%, 01/01/48	2,595	3,085,559
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	1,970	2,411,418
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 4.00%, 06/01/49	185	204,310
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	190	223,064
Western New England University, 5.00%, 09/01/43	1,750	2,132,410
Massachusetts HFA, RB, M/F Housing, Series A, 3.85%, 06/01/46	490	531,591
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,395	1,564,534

		14,852,725

Michigan — 6.9%
Lansing Board of Water & Light, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/21(a)	1,100	1,168,123
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	3,640	4,271,686
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	2,235	2,712,351
Hospital; Trinity Health Credit Group, 5.00%, 12/01/21(a)	9,020	9,674,311
Trinity Health Credit Group, 5.00%, 12/01/21(a)	30	32,177
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 3.80%, 10/01/38	3,965	4,422,918
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,560	1,784,531
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,141,920
Series I-A, 5.38%, 10/15/41	800	855,104
Series II-A, 5.38%, 10/15/36	1,500	1,606,440
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	488,110

		29,157,671

Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	1,315	1,623,788

Nebraska — 1.7%
Central Plains Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	6,345	6,980,008

New Jersey — 9.7%
New Jersey EDA, RB:
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	375	450,623
Series WW, 5.25%, 06/15/25(a)	20	24,584

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series WW, 5.25%, 06/15/33	$170	$202,263
Series WW, 5.00%, 06/15/34	225	261,722
Series WW, 5.00%, 06/15/36	1,395	1,619,595
Series WW, 5.25%, 06/15/40	380	445,485
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	1,026,562
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hospital Asset Transfer Program, 5.00%, 10/01/37	1,605	1,971,084
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 06/15/36	5,070	5,619,892
CAB, Transportation System, Series A, 0.00%, 12/15/38(d)	5,845	3,385,015
Transportation Program Bonds, Series S, 5.25%, 06/15/43	2,150	2,678,040
Transportation Program, Series AA, 5.25%, 06/15/33	1,660	1,863,898
Transportation Program, Series AA, 5.00%, 06/15/38	945	1,072,216
Transportation System, Series A, 5.50%, 06/15/21(a)	3,000	3,180,000
Transportation System, Series AA, 5.50%, 06/15/39	3,785	4,254,037
Transportation System, Series B, 5.25%, 06/15/36	5,000	5,249,050
Transportation System, Series D, 5.00%, 06/15/32	900	1,043,955
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	340	423,215
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	720	865,627
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	1,750	2,178,908
5.25%, 06/01/46	1,725	2,132,928
Tobacco Settlement Bonds, 5.00%, 06/01/33	1,000	1,253,300

		41,201,999

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/49	220	249,275
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	405	476,588

		725,863

New York — 2.1%
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,829,833
City of New York Water & Sewer System, Refunding RB, Water and Sewer System, 2nd General Resolution, Fiscal 2013, Series BB, 4.00%, 06/15/47	2,855	3,059,418
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	480	502,541
5.75%, 02/15/47	290	302,722
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	2,810	3,052,700

		8,747,214

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Series B-2, 5.00%, 06/01/55(e)	3,515	3,961,827
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	610	668,584
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	2,645	2,852,686
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	2,500	2,671,125
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	780	881,618
5.25%, 02/15/33	1,095	1,237,043

		12,272,883

Security	Par (000)	Value

Oregon — 0.4%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 5.00%, 06/15/36	$945	$1,191,702
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	1,115	608,924

		1,800,626

Pennsylvania — 5.2%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	790	998,015
5.00%, 06/01/34	1,750	2,202,795
(AGM), 4.00%, 06/01/39	3,230	3,702,517
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	1,145	1,301,934
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	4,245	4,974,036
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	816,111
Series A-1, 5.00%, 12/01/41	2,730	3,296,448
Series B, 5.00%, 12/01/40	1,060	1,272,222
Series C, 5.50%, 12/01/23(a)	630	739,330
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	625	649,037
Pennsylvania Turnpike Commission, Refunding RB:
Series A-1, 5.00%, 12/01/40	850	1,012,265
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	860	1,067,518

		22,032,228

Puerto Rico — 3.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	2,388	712,603
Series A-1, 4.75%, 07/01/53	2,111	2,372,574
Series A-1, 5.00%, 07/01/58	2,811	3,222,446
Series A-2, 4.78%, 07/01/58	7,766	8,776,745
Series B-1, 4.75%, 07/01/53	536	603,531
Series B-2, 4.78%, 07/01/58	520	585,057

		16,272,956

Rhode Island — 2.0%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(a)	2,275	2,418,029
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,855	6,251,267

		8,669,296

South Carolina — 6.2%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(a)	260	280,808
South Carolina Jobs-Economic Development Authority, RB, Hilton Head Christian Academy, 5.00%, 01/01/55(b)	1,095	1,175,143
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,916,045
State of South Carolina Ports Authority, ARB, 5.25%, 07/01/20(a)	5,000	5,072,850
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	6,960	8,000,799
Series E, 5.50%, 12/01/53	1,610	1,836,141
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	2,360	2,664,888
(AGM), 5.00%, 12/01/56	2,845	3,425,266

		26,371,940

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48	$1,760	$1,998,480

Tennessee — 0.0%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	35	41,883

Texas — 14.6%
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	615	684,022
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 08/15/30(d)	10,030	8,423,996
County of Harris Texas, GO, Refunding (NPFGC)(d):
0.00%, 08/15/25	7,485	7,028,864
0.00%, 08/15/28	10,915	9,641,765
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Junior Lien, Series H (NPFGC)(d):
0.00%, 11/15/38	5,785	2,798,320
0.00%, 11/15/39	6,160	2,792,451
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(d)	2,340	1,329,237
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,254,459
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	2,110	2,462,813
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 5.80%, 10/01/46(c)	2,365	2,626,735
Harris County-Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(d):
0.00%, 11/15/24(a)	5,965	2,469,033
0.00%, 11/15/38	10,925	4,249,716
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(d)	3,775	1,833,744
North Texas Tollway Authority, RB(a):
CAB, Special Project System, Series B, 0.00%, 09/01/31(d)	1,975	1,044,341
Convertible CAB, Series C, 6.75%, 09/01/31(c)	2,500	3,629,100
Special Projects System, Series A, 6.00%, 09/01/21	1,000	1,075,790
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/40	385	426,018
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	3,155	3,340,356
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	2,105	2,307,459
5.00%, 12/15/32	2,540	2,781,046

		62,199,265

Utah — 0.7%
Salt Lake City Corp. Airport Revenue, ARB, Series B, 5.00%, 07/01/43	2,000	2,524,040
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/49(b)	235	253,932

		2,777,972

Virginia — 0.8%
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay:
5.00%, 09/01/44	1,375	1,607,650
4.00%, 09/01/48	885	966,544
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	895	990,183

		3,564,377

Security	Par (000)	Value

Washington — 1.2%
State of Washington Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(b)	$1,400	$1,651,090
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	2,000	2,182,180
Providence Health & Services, Series A, 5.25%, 04/01/20(a)	675	677,295
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(b)	625	714,138

		5,224,703

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	3,050	3,428,292

Wisconsin — 2.2%
Public Finance Authority, RB, American Preparatory Academy - Las Vegas Project, Series A(b):
5.00%, 07/15/39	120	135,343
5.00%, 07/15/49	455	505,564
5.00%, 07/15/54	215	238,338
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/39(b)	375	421,841
State of Wisconsin Health & Educational Facilities Authority, RB, Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	5,000	5,577,150
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	1,895	2,396,948

		9,275,184

Total Municipal Bonds — 111.0% (Cost — $413,266,838)		471,530,538

Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 50.7%

California — 1.8%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(g)	3,432	4,434,450
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	3,077	3,154,827

		7,589,277

Colorado — 1.4%
State of Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 5.00%, 08/01/44(g)	4,605	5,790,879

Connecticut — 0.5%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,873,393

Florida — 3.9%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	4,153,415
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,950	2,123,316
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	10,101	10,343,986

		16,620,717

Illinois — 4.5%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,400	2,574,384

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	$7,714	$8,538,764
Series A, 5.00%, 01/01/40	3,045	3,621,338
Series B, 5.00%, 01/01/40	1,170	1,402,177
Series C, 5.00%, 01/01/38	2,658	3,127,803

		19,264,466

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/26(a)	5,363	6,750,984

Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	3,139	3,849,218

Massachusetts — 4.7%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,661	1,912,814
Massachusetts Development Finance Agency, RB, Worcester Polytechnic Institute, 4.00%, 09/01/49	5,494	5,821,131
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35	7,070	8,314,320
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 11/15/46(g)	3,300	4,040,718

		20,088,983

Michigan — 4.2%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,220	2,605,795
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,158,230
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 3.90%, 12/01/33	12,615	14,236,406

		18,000,431

Nevada — 1.1%
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,900	4,765,878

New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	920	1,113,090
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	2,000	2,100,104

		3,213,194

New York — 11.6%
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	6,240	7,055,635
2nd General Resolution, Series FF, 5.00%, 06/15/39	8,355	10,026,000
Series DD, 5.00%, 06/15/35	1,845	2,160,753
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,531,142
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,698	2,079,983
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	13,871,375
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	3,202,181
State of New York Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	5,720	6,411,205

		49,338,274

Security	Par (000)	Value

North Carolina — 1.3%
Durham Capital Fing Corp. Ltd., Refunding RB, 4.00%, 06/01/23(a)	$5,125	$5,653,438

Pennsylvania — 1.8%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,020	1,216,156
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,997	6,206,035

		7,422,191

Texas — 6.1%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	7,001	7,550,274
City of San Antonio Texas Water System, Refunding RB, Water System, Junior Lien, Series C, 5.00%, 05/15/46	3,750	4,594,575
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	808,729
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	3,920	4,749,903
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/48	7,001	8,276,891

		25,980,372

Virginia — 0.6%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	1,996	2,495,512

Washington — 3.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	4,251,934
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	7,000	8,543,570

		12,795,504

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	3,520	3,854,013

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 50.7% (Cost — $199,795,072)		215,346,724

Total Long-Term Investments — 161.7% (Cost — $613,061,910)		686,877,262

	Shares

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.97%(h)(i)	5,259,355	5,260,407

Total Short-Term Securities — 1.2% (Cost — $5,260,367)		5,260,407

Total Investments — 162.9% (Cost — $618,322,277)		692,137,669

Liabilities in Excess of Other Assets — (0.4)%		(1,673,592)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.2)%		(128,309,233)

VMTP Shares, at Liquidation Value — (32.3)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$424,954,844

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Quality Trust (BYM)

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2024 to August 1, 2027, is $8,125,715. See Note 4 of the Notes to Financial Statements for details.

(h)	Annualized 7-day yield as of period end.

(i)

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	971,958	4,287,397	5,259,355	$5,260,407	$17,051	$(118)	$40

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	79	06/19/20	$10,645	$(133,421)
U.S. Long Treasury Bond	125	06/19/20	21,281	(420,318)
5-Year U.S. Treasury Note	85	06/30/20	10,434	(96,144)

				$(649,883)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$649,883	$—	$649,883

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,042,481)	$—	$(1,042,481)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(568,874)	$—	$(568,874)

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Quality Trust (BYM)

Average Quarterly Balances of Outstanding Derivative Financial Instruments:

Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	39,500,641

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$686,877,262	$—	$686,877,262
Short-Term Securities	5,260,407	—	—	5,260,407

	$5,260,407	$686,877,262	$—	$692,137,669

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(649,883)	$—	$—	$(649,883)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(127,922,497)	$—	$(127,922,497)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(265,122,497)	$—	$(265,122,497)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) February 29, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 126.0%

Alabama — 2.1%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$540	$616,918
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,517,802
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,918,160
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,761,107

		7,813,987

Arizona — 3.5%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,825	2,007,646
City of Phoenix Civic Improvement Corp., ARB, Series A, 4.00%, 07/01/45	1,425	1,658,344
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	7,631,818
5.00%, 12/01/37	1,000	1,423,440

		12,721,248

California — 8.1%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	2,315	3,932,583
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	3,500	3,582,110
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	1,365	1,548,115
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	160	182,739
5.25%, 08/15/49	395	446,168
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,655	1,796,453
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	490	562,128
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	6,500	6,555,380
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/23(b)	380	453,925
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	3,195	3,395,582
5.25%, 06/01/47	590	629,961
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(c):
0.00%, 08/01/33	3,000	2,366,760
0.00%, 08/01/43	2,500	1,518,275
State of California, GO, Various Purposes, 6.00%, 03/01/33	1,760	1,767,551
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	825	942,579

		29,680,309

Colorado — 1.8%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,915	2,544,652
Colorado Health Facilities Authority, RB, Commonspirit Health, Series A, 4.00%, 08/01/49	1,610	1,845,173
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	335	386,426

Security	Par (000)	Value

Colorado (continued)
State of Colorado, COP, Building Excellent Schools, Series O, 4.00%, 03/15/44	$1,405	$1,644,398

		6,420,649

Connecticut — 1.1%
State of Connecticut, GO, Series A, 4.00%, 01/15/38	3,435	4,122,653

Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,281,416
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,260	1,502,512
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,364,433

		7,148,361

District of Columbia — 5.6%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	465	576,823
Georgetown University Issue, 5.00%, 04/01/27(b)	380	465,546
Kipp Charter School, Series A, 6.00%, 07/01/23(b)	820	954,160
The Catholic University of America Issue, 5.00%, 10/01/48	2,525	3,103,275
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	11,500	11,888,125
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,195	2,356,662
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B, 4.00%, 10/01/53	845	980,665

		20,325,256

Florida — 4.6%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,820,661
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,673,532
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	1,255	1,287,843
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	5,000	5,120,100
County of Volusia Educational Facility Authority, Refunding RB, Embry Riddle Aeronautical Project:
5.00%, 10/15/44	635	796,487
5.00%, 10/15/49	1,295	1,608,481
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	3,300	3,625,116
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(d)(e)(f)	1,795	861,600

		16,793,820

Georgia — 2.1%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	555	666,577
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	540	758,970
5.00%, 05/15/36	540	767,140
5.00%, 05/15/37	595	855,253
5.00%, 05/15/38	325	471,136
5.00%, 05/15/49	1,095	1,658,531
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 4.00%, 01/01/49	1,720	1,921,808

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	$670	$757,495

		7,856,910

Hawaii — 0.4%
State of Hawaii Harbor System, ARB, Series A, 5.25%, 07/01/30	1,480	1,501,786

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	805	985,706

Illinois — 14.5%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	495	595,871
Project, 5.25%, 12/01/35	1,600	1,845,376
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/27	920	1,141,932
Dedicated Revenues, Series F, 5.00%, 12/01/22	675	741,461
Dedicated Revenues, Series G, 5.00%, 12/01/34	495	599,598
5.00%, 12/01/25	705	839,613
Chicago Board of Education, GO:
5.00%, 12/01/46	585	702,573
5.00%, 12/01/46	1,505	1,662,242
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	4,200	4,370,436
Series A, 5.75%, 01/01/39	800	830,968
Series C, 6.50%, 01/01/21(b)	6,430	6,730,667
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,223,899
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	951,504
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion Project, 4.00%, 06/15/50(g)	1,475	1,665,334
McCormick Place Expansion Project, 5.00%, 06/15/50(g)	960	1,185,619
Mccormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/43(c)	5,700	3,283,770
McCormick Place Expansion Project, Series B (AGM), 5.00%, 06/15/50	6,725	6,795,747
McCormick Place Expansion Project, Series B-2, 5.00%, 06/15/50	2,725	2,756,991
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,255	1,335,383
State of Illinois, GO:
5.00%, 02/01/39	1,640	1,850,412
Series A, 5.00%, 04/01/35	2,500	2,765,700
Series A, 5.00%, 04/01/38	3,885	4,287,564
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	3,005	3,540,281
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	1,050	1,193,650

		52,896,591

Indiana — 3.9%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	845	987,653
7.00%, 01/01/44	3,535	4,116,472
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,741,098
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	485	535,818

Security	Par (000)	Value

Indiana (continued)
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	$1,610	$1,777,681
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	435	483,868
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	1,180	1,241,207
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,380	1,529,137

		14,412,934

Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(h)	3,060	3,471,754
Midwestern Disaster Area, 5.25%, 12/01/25	500	571,080
Midwestern Disaster Area, 5.88%, 12/01/26(a)	445	464,571
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	1,610	1,626,615

		6,134,020

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	1,060	1,190,030
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(i)	1,280	1,539,239

		2,729,269

Louisiana — 2.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	3,767,822
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,100	1,118,975
5.25%, 05/15/31	935	975,224
5.25%, 05/15/32	1,195	1,287,146
5.25%, 05/15/33	1,300	1,399,749
5.25%, 05/15/35	795	881,647

		9,430,563

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	800	816,344
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	455	557,093
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	2,400	2,507,040

		3,880,477

Michigan — 3.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,825	5,277,585
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	830	837,760
5.50%, 05/15/36	670	676,010
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	940	1,020,229
Series A, 4.00%, 12/01/49	895	1,049,907
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	1,100	1,393,062

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	$1,165	$1,424,515

		11,679,068

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,115	1,278,091
5.25%, 02/15/53	2,230	2,739,466

		4,017,557

Missouri — 0.7%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33(d)(e)	6,000	2,130,000
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	299,973
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	265	289,123

		2,719,096

Nebraska — 0.7%
Central Plains Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	895	984,572
5.00%, 09/01/42	1,570	1,715,036

		2,699,608

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,860	2,017,617
Series C, AMT, 4.88%, 11/01/42	975	1,066,094

		3,083,711

New Jersey — 16.2%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	1,805	2,038,044
5.25%, 11/01/44	1,640	1,831,798
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,165	1,180,704
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	2,130	2,299,953
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	2,130	2,332,691
School Facilities Construction, 5.00%, 06/15/49	2,535	3,100,153
Series EEE, 5.00%, 06/15/48	4,020	4,841,487
Transit transportation Project, 4.00%, 11/01/38	560	656,628
Transit transportation Project, 4.00%, 11/01/39	450	526,333
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,570	1,844,923
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,475	8,986,669
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(b)	1,355	1,485,500
Series A, 5.00%, 01/01/43	770	837,868
Series E, 5.00%, 01/01/45	2,810	3,290,426
New Jersey Transportation Trust Fund Authority, RB:
Series BB, 4.00%, 06/15/50	1,645	1,846,332
Series BB, 5.00%, 06/15/50	5,395	6,503,187
Transportation Program, Series AA, 5.00%, 06/15/44	730	825,345
Transportation Program, Series AA, 5.00%, 06/15/44	1,355	1,492,451
Transportation System, Series B, 5.25%, 06/15/36	2,690	2,823,989

Security	Par (000)	Value

New Jersey (continued)
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(b)	$570	$643,376
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	580	717,158
Sub-Series B, 5.00%, 06/01/46	7,830	9,159,299

		59,264,314

New York — 6.4%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	2,680	2,881,965
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	2,000	2,015,840
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	775	854,371
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,976,933
5.25%, 11/15/39	910	1,059,204
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project(a):
Class 1, 5.00%, 11/15/44	4,320	4,873,305
Class 2, 5.15%, 11/15/34	365	412,319
Class 2, 5.38%, 11/15/40	910	1,033,896
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,620	1,695,702
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,687,974
Special Project, 6.00%, 12/01/36	1,410	1,462,142
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	1,945	2,487,772

		23,441,423

North Carolina — 1.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,022,860
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	1,530	1,714,426
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	625	668,056
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapal Hills, 5.00%, 02/01/49	590	943,782

		4,349,124

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	1,035	1,260,702

Ohio — 4.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	3,550	3,552,095
Buckeye Tobacco Settlement Financing Authority, Refunding RB(g):
4.00%, 06/01/37	315	377,027
4.00%, 06/01/38	315	375,726
4.00%, 06/01/39	315	374,431
4.00%, 06/01/48	825	943,577
Senior, Series B-2, 5.00%, 06/01/55	2,990	3,370,089
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	3,405	3,441,842

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	$710	$780,517
Series A, 4.00%, 12/01/49	555	647,818
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	435	534,515
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	810	956,861
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	870	992,078

		16,346,576

Oklahoma — 1.8%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,230	2,539,502
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	1,275	1,562,257
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	2,120	2,437,237

		6,538,996

Pennsylvania — 3.7%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,500	2,660,825
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	685	742,985
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
5.00%, 09/01/43	1,350	1,679,954
4.00%, 09/01/49	615	699,292
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	3,030	3,517,739
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System Obligation, 4.00%, 08/15/49	2,545	2,985,514
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,389,825

		13,676,134

Puerto Rico — 5.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	715	736,121
5.63%, 05/15/43	740	761,800
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,690	2,868,320
5.13%, 07/01/37	770	822,006
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	795	819,351
6.00%, 07/01/44	1,445	1,494,766
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	2,181	650,832
Series A-1, 4.75%, 07/01/53	1,721	1,934,249
Series A-1, 5.00%, 07/01/58	6,833	7,833,146
Series A-2, 4.33%, 07/01/40	906	995,794
Series A-2, 4.78%, 07/01/58	1,758	1,986,804

		20,903,189

Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,690	1,940,999

Security	Par (000)	Value

Rhode Island (continued)
Series B, 4.50%, 06/01/45	$2,850	$3,042,888
Series B, 5.00%, 06/01/50	3,175	3,461,194

		8,445,081

South Carolina — 4.3%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	3,340	4,037,960
State of South Carolina Ports Authority, ARB, 5.25%, 07/01/20(b)	3,595	3,647,379
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	3,575	4,109,605
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,545	1,792,200
Series E, 5.25%, 12/01/55	1,840	2,180,584

		15,767,728

Tennessee — 1.1%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	1,470	1,650,045
City of Chattanooga Health Educational & Housing Facility Board, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	170	196,097
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	740	885,536
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	1,055	1,309,139

		4,040,817

Texas — 9.9%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	2,350	2,453,752
Sub-Lien, 5.00%, 01/01/33	390	431,574
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	665	771,959
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	460	520,596
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,260	1,611,540
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	485	567,726
County of Harris Texas Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(c):
0.00%, 11/15/24(b)	2,300	1,073,594
0.00%, 11/15/36	23,075	10,169,614
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	6,055	3,250,566
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	4,955	6,164,664
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A, 5.13%, 08/15/47(a)	1,085	1,112,082
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	2,720	3,394,125
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,061,290

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	$1,270	$1,506,284

		36,089,366

Utah — 0.7%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/47	995	1,206,318
5.00%, 07/01/48	955	1,172,988

		2,379,306

Virginia — 1.4%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	865	965,548
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	1,755	1,913,915
6.00%, 01/01/37	2,120	2,344,508

		5,223,971

Washington — 3.9%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 08/01/36	5,050	5,336,284
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/26(b)	2,335	2,847,696
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,615	1,965,407
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	815	943,746
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,445	2,764,537
Washington Health Care Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	375	432,566

		14,290,236

Total Municipal Bonds — 126.0% (Cost — $419,677,223)		461,070,542

Municipal Bonds Transferred to Tender Option Bond Trusts(j) — 32.4%

California — 2.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(k)	3,358	3,901,116
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	3,345	4,128,755

		8,029,871

Colorado — 0.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(k)	2,463	3,128,322

Georgia — 0.9%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,321	1,481,771
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.60%, 12/01/44	1,582	1,739,444

		3,221,215

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	4	4,407
4.00%, 02/15/41	1,540	1,757,095

		1,761,502

Security	Par (000)	Value

Massachusetts — 3.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	$2,238	$2,538,917
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	4,979	5,958,909
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/21(b)	2,461	2,629,333

		11,127,159

New York — 15.1%
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(k)	9,150	9,646,387
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(k):
5.75%, 02/15/21(b)	1,083	1,132,983
5.75%, 02/15/47	666	696,977
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	12,541,399
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(k)	7,040	7,624,876
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	6,576	7,876,956
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/50	3,164	3,730,576
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	2,790	3,391,998
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	7,217	8,484,008

		55,126,160

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,740	3,302,769

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,521	3,130,972

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/22(b)	1,695	1,801,565

Texas — 6.0%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,660	2,972,896
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/21(b)	3,720	3,970,914
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	2,241	2,367,161
Texas Water Development Board, RB, State Water Implementation Fund, Series A, 4.00%, 10/15/49	7,600	8,993,460
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	3,347	3,664,154

		21,968,585

Washington — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B (AGM), 4.00%, 10/01/53	1,978	2,315,506

42	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	$3,072	$3,431,238

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.4% (Cost — $109,330,578)		118,344,864

Total Long-Term Investments — 158.4% (Cost — $529,007,801)		579,415,406

	Shares

Short-Term Securities — 3.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.97%(l)(m)	10,933,943	10,936,129

Total Short-Term Securities — 3.0% (Cost — $10,935,559)		10,936,129

Total Investments — 161.4% (Cost — $539,943,360)		590,351,535

Liabilities in Excess of Other Assets — (1.0)%		(3,778,663)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.0)%		(69,483,088)

VMTP Shares, at Liquidation Value — (41.4)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$365,789,784

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	When-issued security.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(j)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to June 1, 2026, is $15,285,307. See Note 4 of the Notes to Financial Statements for details.

(l)	Annualized 7-day yield as of period end.

(m)

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	7,110,938	3,823,005	10,933,943	$10,936,129	$40,172	$471	$1,104

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	27	06/19/20	$3,638	$(45,599)
U.S. Long Treasury Bond	101	06/19/20	17,195	(341,249)
5-Year U.S. Treasury Note	29	06/30/20	3,560	(33,273)

				$(420,121)

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock Municipal Income Trust II (BLE)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$420,121	$—	$420,121

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(518,947)	$—	$(518,947)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(370,030)	$—	$(370,030)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	21,977,930

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$578,553,806	$861,600	$579,415,406
Short-Term Securities	10,936,129	—	—	10,936,129

	$10,936,129	$578,553,806	$861,600	$590,351,535

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(420,121)	$—	$—	$(420,121)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(69,294,759)	$—	$(69,294,759)
VMTP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

	$—	$(220,594,759)	$—	$(220,594,759)

See notes to financial statements.

44	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 29, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 121.5%

Alabama — 0.7%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$1,745	$1,857,483
Homewood Educational Building Authority, Refunding RB, Samford University, Series A, 4.00%, 12/01/39	1,700	1,972,646

		3,830,129

Arizona — 2.6%
Arizona IDA, RB(a):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	855	908,976
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	965	1,013,163
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	745	780,291
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	1,015	1,046,769
County of Maricopa Arizona IDA, Refunding RB:
Banner Health Obligation Group, 5.00%, 01/01/38	3,000	3,688,890
Legacy Traditional Schools Project, 5.00%, 07/01/39(a)	360	418,954
Legacy Traditional Schools Project, 5.00%, 07/01/49(a)	510	581,966
Legacy Traditional Schools Project, 5.00%, 07/01/54(a)	320	364,186
County of Pima Arizona IDA, Refunding RB, American Leadership Academy Project, 5.00%, 06/15/52(a)	825	887,403
Salt River Project Agricultural Improvement & Power District, RB, Salt River Project Electric System, 4.00%, 01/01/41	2,000	2,427,280
University of Arizona, Refunding RB, Series A, 5.00%, 06/01/40	2,300	2,757,332

		14,875,210

California — 12.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	5,370	5,495,980
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	3,330	3,804,692
2nd, 5.25%, 05/01/33	6,370	7,215,745
5.00%, 05/01/44	3,430	3,943,985
City of Los Angeles California Department of Airports, ARB, Sub-Series A, AMT, 5.00%, 05/15/42	1,750	2,155,423
City of Manteca California Financing Authority, RB, Manteca Sewer (AGC), 5.75%, 12/01/36	3,285	3,296,990
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	4,450	4,656,302
County of Sacramento California Airport System Revenue, Refunding RB, AMT, Series C, 5.00%, 07/01/39	3,410	4,312,115
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(b)	3,365	3,940,146
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/38	2,705	3,066,172
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	4,500	5,263,380
5.50%, 11/01/33	2,000	2,333,120
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	3,240	3,726,875
State of California University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/42	3,500	4,424,385
University of California, Refunding RB, Series AR, 5.00%, 05/15/38	10,000	12,413,300

		70,048,610

Security	Par (000)	Value

Colorado — 2.6%
City & County of Denver Colorado Airport System Revenue, ARB, Series A, AMT:
5.50%, 11/15/28	$2,700	$3,137,940
5.50%, 11/15/30	1,040	1,207,326
5.50%, 11/15/31	1,250	1,450,087
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 12/01/43	7,500	9,438,225

		15,233,578

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, Mary Wade Home Issue, Series A-1, 5.00%, 10/01/54(a)	415	458,807

Florida — 8.6%
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT:
5.50%, 10/01/29	5,360	6,177,293
5.25%, 10/01/30	3,255	3,720,563
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	7,100	7,521,811
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	235	240,454
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	105	107,431
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	3,145	3,611,058
Series B, AMT, 6.25%, 10/01/38	1,405	1,637,218
Series B, AMT, 6.00%, 10/01/42	1,885	2,191,162
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/23(b)	2,870	3,316,084
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/22(b)	5,465	6,018,222
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, Series A, 4.00%, 10/01/44	8,000	9,279,120
Esplanade Lake Club Community Development District, Special Assessment Bonds, Capital Improvement:
Series A-1, 4.00%, 11/01/40	1,080	1,129,043
Series A-1, 4.13%, 11/01/50	385	398,394
Series A-2, 4.00%, 11/01/40	500	522,705
Series A-2, 4.13%, 11/01/50	500	517,395
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/23(b)	3,225	3,680,176

		50,068,129

Hawaii — 1.9%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	5,985	6,998,141
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	1,350	1,533,181
5.25%, 08/01/26	2,500	2,837,625

		11,368,947

Idaho — 2.0%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	10,000	11,590,700

Illinois — 16.3%
Chicago Board of Education, GO, Refunding, Series A:
CAB, 0.00%, 12/01/25(c)	395	357,578
5.00%, 12/01/29	1,045	1,337,423
5.00%, 12/01/30	1,245	1,582,320
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.50%, 01/01/30	6,500	7,279,740
5.50%, 01/01/32	6,275	7,021,160

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	$8,020	$9,042,470
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/39	1,185	1,230,871
3rd Lien, Series C, 6.50%, 01/01/21(b)	16,800	17,585,568
Senior Lien, Series D, 5.25%, 01/01/42	2,630	3,264,908
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B, 5.00%, 01/01/35	4,300	5,317,595
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	10,960	11,664,290
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	6,500	6,565,455
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,269,440
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	4,365	4,617,297
6.00%, 06/01/21	1,245	1,324,742
State of Illinois, GO, Rebuild Illinois Program, Series B, 5.00%, 11/01/32	10,000	12,799,800

		95,260,657

Indiana — 0.7%
Bloomington Redevelopment District, Tax Allocation Bonds, Series B, 5.00%, 02/01/40	2,205	2,787,319
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	1,240	1,374,081

		4,161,400

Kansas — 0.9%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/26(b)	4,000	5,035,000

Kentucky — 1.9%
Kentucky Public Energy Authority, RB, Gas Supply, Series C-1, 4.00%, 12/01/49(d)	10,000	11,350,800

Massachusetts — 7.8%
Collegiate Charter School of Lowell, RB, 5.00%, 06/15/49	2,430	2,651,859
Commonwealth of Massachusetts, GO, Series G, 4.00%, 09/01/42	22,535	26,051,136
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/41	4,710	5,691,705
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	1,000	1,170,650
Massachusetts Housing Finance Agency, Refunding RB, Series G, 3.45%, 12/01/30	3,100	3,405,474
Massachusetts School Building Authority, RB, Sub Series B, 4.00%, 02/15/42	6,200	6,762,092

		45,732,916

Michigan — 1.1%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/36	10	10,040
Michigan Finance Authority, Refunding RB, Henry Ford Health System:
4.00%, 11/15/46	5,470	6,054,360
5.00%, 11/15/41	525	637,129

		6,701,529

Mississippi — 2.6%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM):
6.88%, 12/01/40	6,405	7,719,242
Special Obligation, 6.75%, 12/01/31	3,775	4,507,048
Special Obligation, 6.75%, 12/01/33	2,350	2,797,252

		15,023,542

Security	Par (000)	Value

New Jersey — 11.2%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	$7,000	$7,982,800
(AGM), 5.00%, 01/01/31	2,425	2,731,302
New Jersey EDA, Refunding RB, Series B, 5.50%, 06/15/30	4,080	5,138,760
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.75%, 12/01/28	1,705	1,814,188
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	10,000	12,456,000
Transportation System, Series AA, 5.50%, 06/15/39	8,175	9,188,046
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 4.25%, 12/15/38	5,745	6,667,015
New Jersey Turnpike Authority, Refunding RB, Series A, 5.00%, 01/01/34	1,685	2,046,702
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	15,000	17,546,550

		65,571,363

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/39	310	355,722

New York — 12.5%
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/40	4,850	6,168,715
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 4.00%, 02/15/44	10,000	11,428,500
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	4,490	5,143,879
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Subordinate, Series C, 4.00%, 05/01/43	5,000	5,841,300
New York City Water & Sewer System, RB, 2nd General Resolution:
5.38%, 12/15/20(b)	2,300	2,381,926
5.38%, 06/15/43	1,175	1,215,514
New York City Water & Sewer System, Refunding RB, 2nd General Resolution, Series CC, 4.00%, 06/15/41	4,000	4,837,680
New York Convention Center Development Corp., RB, Cabs- Sub Lien Hotel Unit, Series B (BAM), 0.00%, 11/15/40(c)	7,000	4,477,270
Port Authority of New York & New Jersey, RB, Consolidated Bonds, Series 217th:
4.00%, 11/01/38	2,120	2,571,772
5.00%, 11/01/44	6,000	7,847,580
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	10,000	10,384,800
Triborough Bridge & Tunnel Authority, Refunding RB, Series B:
General, 5.00%, 11/15/37	4,000	5,033,080
5.00%, 11/15/38	4,400	5,539,380

		72,871,396

Ohio — 4.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	4,650	4,652,093
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Series B-2, 5.00%, 06/01/55	4,915	5,539,795
State of Ohio, RB, Cleveland Clinic Health System Obligated Group, 4.00%, 01/01/41	6,000	7,066,500
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 4.00%, 01/01/28(b)	25	30,823
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/31	5,145	5,817,451
5.25%, 02/15/32	2,250	2,543,130

		25,649,792

46	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 6.4%
County of Lycoming Pennsylvania, Refunding RB, Pennsylvania College of Technology, 3.00%, 10/01/37	$4,000	$4,202,680
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	5,000	6,490,750
Sub-Series A, 5.50%, 12/01/46	18,570	23,463,195
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	3,000	3,359,040

		37,515,665

Puerto Rico — 3.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	3,323	991,616
Series A-1, 4.75%, 07/01/53	2,944	3,308,791
Series A-1, 5.00%, 07/01/58	3,926	4,500,649
Series A-2, 4.33%, 07/01/40	10,137	11,141,678
Series A-2, 4.78%, 07/01/58	875	988,881
Series B-1, 4.75%, 07/01/53	749	843,367
Series B-2, 4.78%, 07/01/58	726	816,830

		22,591,812

South Carolina — 5.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	6,735	7,785,525
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.25%, 07/01/25	4,490	5,106,252
5.50%, 07/01/38	3,000	3,406,440
6.00%, 07/01/38	5,270	6,069,459
5.50%, 07/01/41	4,170	4,723,985
South Carolina Jobs-Economic Development Authority, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/37	4,480	5,551,034

		32,642,695

Texas — 11.8%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	4,190	4,687,982
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/20(b)	5,580	5,724,689
Series H, 5.00%, 11/01/37	4,575	4,822,370
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	3,735	4,256,219
North Texas Tollway Authority, Refunding RB, 1st Tier (AGM), 6.00%, 01/01/21(b)	5,555	5,788,143
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/23(b)	7,170	8,106,259
State of Texas, GO:
Transportation Commission Highway Improvement, 5.00%, 04/01/43	15,550	18,909,889
Water Financial Assistance, Series D, 5.00%, 05/15/40	4,000	4,772,080
Texas Water Development Board, RB:
State Water Implementation Fund, Series B, 4.00%, 10/15/43	5,000	5,920,500
State Water Implementation Revenue, 5.25%, 10/15/46	4,780	5,979,541

		68,967,672

Utah — 2.5%
County of Utah, RB, IHC Health Services, Inc., Series B, 5.00%, 05/15/46	7,500	9,116,475
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/49(a)	320	345,779
Utah State University, RB, Series B (AGM), 4.00%, 12/01/45	4,390	5,064,348

		14,526,602

Security	Par (000)	Value

Virginia — 0.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/22(b)	$1,750	$1,883,402

Washington — 0.7%
State of Washington, GO, Series C, 5.00%, 02/01/41	2,500	3,176,600
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	875	999,792

		4,176,392

Wisconsin — 0.3%
Public Finance Authority, RB, American Preparatory Academy — Las Vegas Project, Series A(a):
5.00%, 07/15/39	165	186,097
5.00%, 07/15/49	630	700,012
5.00%, 07/15/54	300	332,565
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/49(a)	520	578,151

		1,796,825

Total Municipal Bonds — 121.5% (Cost — $648,412,411)		709,289,292

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 41.1%

Alabama — 8.2%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group:
Series B, 5.00%, 11/15/46	27,798	33,623,899
Series C, 5.00%, 11/15/46	11,920	14,387,321

		48,011,220

Massachusetts — 4.5%
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series E, 5.25%, 09/01/43	20,000	26,043,400

Michigan — 4.0%
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, Series A, 4.00%, 12/01/40	10,100	11,762,056
Michigan Finance Authority, RB, Mclaren Health Care, Series A, 4.00%, 02/15/44	10,000	11,729,500

		23,491,556

Nevada — 1.9%
County of Clark Nevada, GOL, Las Vegas Convention and Visitor, 4.00%, 07/01/47	10,000	11,382,600

New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	2,961	3,108,154

New York — 18.3%
City of New York Transitional Finance Authority, RB, Series, S-1, 5.00%, 07/15/43	11,825	15,006,637
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 4.00%, 11/01/41	20,000	23,966,000
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(b)	5,726	5,988,623
5.75%, 02/15/47	3,523	3,684,019
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 4.00%, 02/15/44	30,165	34,474,056
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	13,950	14,991,646
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	8,200	8,881,248

		106,992,229

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 1.9%
Geisinger Authority Pennsylvania, Refunding RB, Geisinger Health System, Series A, 4.00%, 06/01/41	$10,000	$10,914,300

Texas — 1.8%
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(b)	9,640	10,299,183

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.1% (Cost — $222,458,406)		240,242,642

Total Long-Term Investments — 162.6% (Cost — $870,870,817)		949,531,934

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.97%(g)(h)	424,928	425,013

Total Short-Term Securities — 0.1% (Cost — $425,013)		425,013

Total Investments — 162.7% (Cost — $871,295,830)		949,956,947

Other Assets Less Liabilities — 2.5%		14,351,501

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.2)%		(106,254,671)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.0)%		(274,238,531)

Net Assets Applicable to Common Shares — 100.0%		$583,815,246

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to May 15, 2021, is $9,235,612. See Note 4 of the Notes to Financial Statements for details.

(g)	Annualized 7-day yield as of period end.

(h)

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,255,767	(2,830,839)	424,928	$425,013	$19,229	$(438)	$5

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	100	06/19/20	$13,475	$(168,887)
U.S. Long Treasury Bond	175	06/19/20	29,794	(588,446)
5-Year U.S. Treasury Note	102	06/30/20	12,521	(118,439)

				$(875,772)

48	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$875,772	$—	$875,772

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(719,617)	$—	$(719,617)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(766,356)	$—	$(766,356)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	52,946,945

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$949,531,934	$—	$949,531,934
Short-Term Securities	425,013	—	—	425,013

	$425,013	$949,531,934	$—	$949,956,947

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(875,772)	$—	$—	$(875,772)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(105,978,045)	$—	$(105,978,045)
VRDP Shares at Liquidation Value	—	(274,600,000)	—	(274,600,000)

	$—	$(380,578,045)	$—	$(380,578,045)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) February 29, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 122.3%

Alabama — 2.4%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A:
5.80%, 05/01/34	$1,850	$1,862,765
5.38%, 12/01/35	1,000	1,064,460
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A, 4.50%, 05/01/32(a)	4,320	4,992,494
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	7,610	7,837,311

		15,757,030

Alaska — 0.5%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, 5.00%, 12/01/41	3,000	3,499,950

Arizona — 5.6%
Arizona IDA, RB, S/F Housing, NCCU Properties LLC-North Carolina Central University Project, Series A (BAM), 4.00%, 06/01/44	1,435	1,618,809
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	2,500	2,865,125
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 07/01/20(b)	2,000	2,027,120
City of Phoenix Arizona IDA, RB, Candeo School, Inc. Project(b):
6.63%, 07/01/23	2,245	2,670,203
6.88%, 07/01/23	3,440	4,119,710
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	600	676,758
5.00%, 07/01/45	760	839,929
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	1,125	1,268,921
Legacy Traditional School Projects, 5.00%, 07/01/45	700	758,695
City of Phoenix Civic Improvement Corp., ARB, Junior Lien Airport Revenue Bonds, Series B, AMT, 3.25%, 07/01/49	2,195	2,358,725
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	3,300	3,335,970
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	9,805	13,956,829

		36,496,794

Arkansas — 0.7%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	3,790	4,250,030

California — 3.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	5,600	5,731,376
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	2,800	3,413,508
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	855	908,677
5.25%, 06/01/47	1,025	1,094,423
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement District No. 2007-1, Election of 2008, Series B, 0.00%, 08/01/46(c)	10,000	5,088,100
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series E, 4.00%, 05/01/50	5,000	5,798,800

		22,034,884

Colorado — 0.9%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	1,025	1,098,554

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, AdventHealth Obligated Group, 4.00%, 11/15/43	$2,320	$2,751,010
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	1,000	1,047,820
Serenity Ridge Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/43	1,000	1,084,180

		5,981,564

Connecticut — 0.6%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	4,183,482

Delaware — 0.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,500	2,583,500
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/43	2,780	3,406,417

		5,989,917

Florida — 9.5%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	905	1,002,577
5.00%, 05/01/48	2,270	2,455,164
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	9,370	11,720,746
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 07/01/42	3,750	4,083,300
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	10,290	10,559,289
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 04/01/45	4,625	5,401,167
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGM), 5.00%, 07/01/35	8,900	9,012,763
Florida Development Finance Corp., RB, VRDN, Virgin Trains USA Passenger Rail Project, Series B, AMT, 1.90%, 01/01/49(d)	4,570	4,570,388
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	10,000	11,576,800
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
4.63%, 05/01/27	255	277,930
5.25%, 05/01/37	470	531,528
5.38%, 05/01/47	770	857,911

		62,049,563

Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B, AMT, 5.00%, 01/01/29	1,070	1,105,021
County of Fulton Development Authority, RB, Georgia Institute of Technology, 4.00%, 06/15/49	1,575	1,846,089
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,855	2,809,657
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 5.00%, 01/01/48	2,745	3,318,046

		9,078,813

Hawaii — 0.8%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,077,300

Illinois — 11.7%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	865	1,041,270
Project, 5.25%, 12/01/35	2,785	3,212,108

50	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/25	$1,560	$1,859,489
Dedicated Revenues, Series G, 5.00%, 12/01/34	865	1,047,783
5.00%, 12/01/25	1,200	1,429,128
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	995	1,194,975
5.00%, 12/01/46	2,575	2,844,036
City of Chicago Illinois O’Hare International Airport, GARB, Senior Lien, Series D, AMT, 5.00%, 01/01/42	1,450	1,741,334
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	2,110	2,257,278
City of Chicago Illinois Wastewater Transmission, Refunding RB, 2nd Lien, Series C, 5.00%, 01/01/39	1,000	1,137,090
County of Cook Illinois Community College District No. 508, GO, University & College Improvements, 5.25%, 12/01/31	5,000	5,560,350
Illinois Finance Authority, RB, Memorial Health System, Series A, 5.25%, 07/01/44	1,785	1,993,649
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 05/15/20(b)	3,205	3,237,499
OSF Healthcare System, 6.00%, 05/15/39	525	530,040
Presence Health Network, Series C, 5.00%, 02/15/41	3,600	4,400,532
Metropolitan Pier & Exposition Authority, RB:
Mccormick Place Expansion (BAM), 0.00%, 12/15/56(c)	8,755	3,415,676
McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	425	506,166
Metropolitan Pier & Exposition Authority, Refunding RB:
Mccormick Place Expansion (BAM), 0.00%, 12/15/54(c)	12,215	5,061,529
McCormick Place Expansion Project, 4.00%, 06/15/50(e)	2,010	2,269,370
McCormick Place Expansion Project, 5.00%, 06/15/50(e)	2,090	2,581,192
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	2,645	2,814,412
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	440	457,846
Series C (NPFGC), 7.75%, 06/01/20	805	818,073
State of Illinois, GO, Series D, 5.00%, 11/01/28	6,965	8,707,713
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	7,990	9,945,153
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	7,045	7,070,221

		77,133,912

Indiana — 1.6%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	2,250	2,629,845
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	700	785,274
6.75%, 01/15/43	570	633,869
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	2,640	2,925,463
State of Indiana Finance Authority, Refunding RB, Deaconess Health System, Series A, 5.00%, 03/01/39	3,000	3,465,810

		10,440,261

Iowa — 1.7%
Iowa Finance Authority, RB, Lifespace Communities, Inc., Series A, 5.00%, 05/15/36	1,050	1,211,280
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	4,000	4,568,640
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 06/01/34	1,000	1,010,240

Security	Par (000)	Value

Iowa (continued)
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	$3,950	$4,536,772

		11,326,932

Kansas — 1.0%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	1,965	2,227,956
Wyandotte County-Kansas City Unified Government Utility System, RB, Series A, 5.00%, 09/01/40	3,700	4,401,409

		6,629,365

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, Refunding RB, Commonspirit Health, Series A, 5.00%, 08/01/49	3,840	4,801,958

Louisiana — 3.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	2,615	2,699,412
Parish of St. Charles Louisiana, RB, Valero Energy Corp., 4.00%, 12/01/40(d)	2,210	2,339,329
Parish of St. John the Baptist Louisiana, Refunding RB, Marathon Oil Corporation Project(d):
2.00%, 06/01/37	2,250	2,317,815
2.10%, 06/01/37	1,310	1,364,994
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 05/15/31	3,420	3,567,128
5.25%, 05/15/32	4,375	4,712,356
5.25%, 05/15/33	4,750	5,114,468
5.25%, 05/15/35	1,500	1,663,485

		23,778,987

Maryland — 2.4%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	545	603,816
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	4,935	5,881,089
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community Project, 6.25%, 01/01/21(b)	2,000	2,089,200
Meritus Medical Center Issue, 5.00%, 07/01/40	6,350	7,370,191

		15,944,296

Massachusetts — 3.0%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	845	993,070
Emerson College Issue, Series A, 5.25%, 01/01/42	1,895	2,276,312
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	4,480	5,503,859
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	1,620	1,947,321
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,785	1,799,637
Massachusetts Port Authority, Refunding ARB, Bosfuel Project, Series A, AMT, 4.00%, 07/01/44	6,180	7,114,972

		19,635,171

Michigan — 0.3%
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,775	2,170,399

Minnesota — 0.7%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 07/01/45	1,500	1,622,040

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	$1,940	$2,202,036
Housing & Redevelopment Authority of The City of Saint Paul Minnesota, RB, Great River School Project, Series A, 5.50%, 07/01/52(a)	695	770,220

		4,594,296

Mississippi — 4.0%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project:
Series A, 6.80%, 04/01/22	9,160	10,190,317
Series B, 6.70%, 04/01/22	4,500	4,996,935
Mississippi Development Bank, Refunding RB, Municipal Energy Agency Of Mississippi, Series A (AGM), 4.00%, 03/01/41	3,000	3,358,980
State of Mississippi, RB, Series A:
5.00%, 10/15/37	1,105	1,407,759
4.00%, 10/15/38	5,535	6,432,279

		26,386,270

Montana — 0.1%
Montana State Board of Housing, RB, S/F Housing, Series B-2:
3.50%, 12/01/42	330	352,457
3.60%, 12/01/47	510	547,133

		899,590

Nebraska — 1.0%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	6,200	6,772,756

Nevada — 2.4%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	2,250	2,695,950
City of Reno Nevada, Refunding RB, Series A-1 (AGM):
4.00%, 06/01/43	5,230	5,812,570
4.00%, 06/01/46	245	270,960
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	4,080	5,236,598
5.00%, 06/01/37	1,500	1,920,600

		15,936,678

New Jersey — 10.8%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	1,400	1,563,730
New Jersey Economic Development Authority, RB, School Facilities Construction Bonds, Series UU:
5.00%, 06/15/24(b)	635	746,989
5.00%, 06/15/40	2,755	3,120,313
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series A, 5.63%, 11/15/30	1,530	1,770,195
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 01/01/43	10,000	11,404,000
Goethals Bridge Replacement Project, Private Activity Bond, 5.13%, 01/01/34	1,050	1,192,023
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	4,670	5,026,881
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/38(c)	7,260	4,204,484
Series BB, 4.00%, 06/15/50	4,095	4,596,187
Transportation Program, Series AA, 5.25%, 06/15/33	8,750	9,824,762

Security	Par (000)	Value

New Jersey (continued)
5.25%, 06/15/41	$780	$921,047
5.00%, 06/15/44	4,450	5,031,215
Transportation System, Series B, 5.50%, 06/15/31	8,000	8,449,520
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	5,430	6,815,084
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	4,550	5,625,984
Sub-Series B, 5.00%, 06/01/46	665	777,897

		71,070,311

New York — 3.7%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	2,145	2,374,837
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	3,500	3,527,720
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,435	4,438,459
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	3,675	3,676,286
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2(a):
5.15%, 11/15/34	460	519,634
5.38%, 11/15/40	1,145	1,300,892
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	3,165	3,282,042
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	2,064,460
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	2,740	3,024,467

		24,208,797

North Carolina — 0.3%
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System (AGM), 4.00%, 01/01/55	1,045	1,224,991
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapal Hills, 5.00%, 02/01/49	525	839,806

		2,064,797

Ohio — 6.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	950	950,276
5.88%, 06/01/47	2,925	2,926,316
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior(e):
Series A-2, 3.00%, 06/01/48	7,605	7,784,402
Series B-2, 5.00%, 06/01/55	5,095	5,742,676
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	2,875	2,906,107
County of Butler Port Authority, RB, StoryPoint Fairfield Project, Series A-1(a):
6.38%, 01/15/43	675	740,489
6.50%, 01/15/52	390	426,301
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,690	1,857,851
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	1,915	2,098,917
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 11/13/23(b)	7,430	8,672,742

52	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	$1,385	$1,636,114
Ohio Air Quality Development Authority, Refunding RB, Ohio Valley Electric Corp., 3.25%, 09/01/29	5,000	5,309,150

		41,051,341

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	2,205	2,701,787

Oregon — 0.2%
State of Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	800	988,168

Pennsylvania — 11.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	1,725	1,990,064
Altoona Area School District, GO, (BAM), 5.00%, 12/01/36	365	433,076
City of Philadelphia PA Water & Wastewater Revenue, RB, Series B, 5.00%, 11/01/54	6,030	7,683,727
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 07/01/43	5,000	5,064,350
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	2,955	3,696,705
5.00%, 03/01/43	2,145	2,675,523
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University:
Series A, 5.00%, 09/01/48	3,330	4,106,356
Project, 4.00%, 09/01/49	6,750	7,773,300
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	4,170	4,459,481
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38	1,855	2,167,178
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	4,385	5,514,620
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	2,565	2,992,432
VRDN, Waste Management, Inc. Project, AMT, 2.15%, 07/01/41(d)	635	661,365
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	7,000	7,567,770
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, Subordinate, Special Motor License Fund, 5.00%, 12/01/41	1,700	2,109,020
Pennsylvania Turnpike Commission, RB:
Series A-1, 5.00%, 12/01/41	440	531,296
Sub-Series B-1, 5.25%, 06/01/47	5,680	6,976,687
Subordinate, Series A, 5.00%, 12/01/44	6,390	8,048,972

		74,451,922

Puerto Rico — 5.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,340	1,379,584
5.63%, 05/15/43	1,335	1,374,329
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	3,820	4,073,228
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	1,360	1,401,657
6.00%, 07/01/44	2,455	2,539,550

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	$3,765	$1,123,514
Series A-1, 4.75%, 07/01/53	2,921	3,282,941
Series A-1, 5.00%, 07/01/58	11,608	13,307,063
Series A-2, 4.33%, 07/01/40	1,890	2,077,318
Series A-2, 4.78%, 07/01/58	3,003	3,393,840

		33,953,024

Rhode Island — 1.6%
Rhode Island Turnpike & Bridge Authority, RB, Series A:
3.00%, 10/01/37	750	794,940
3.00%, 10/01/39	240	252,806
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	6,820	7,281,578
5.00%, 06/01/50	2,000	2,180,280

		10,509,604

South Carolina — 1.8%
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	2,690	3,286,696
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	750	855,345
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	6,450	7,643,895

		11,785,936

Texas — 10.7%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 01/01/40	1,215	1,435,085
5.00%, 01/01/45	3,500	4,124,085
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 01/01/21(b)	1,000	1,040,110
6.00%, 01/01/21(b)	4,300	4,480,987
Series A, 5.00%, 01/01/43	6,925	7,635,851
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,665	3,016,060
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37	4,005	5,094,600
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	850	994,985
County of Nueces Texas, GO, Refunding:
4.00%, 02/15/37	575	686,199
4.00%, 02/15/39	1,205	1,422,840
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	4,630	4,735,842
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/44	3,500	3,951,325
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	1,100	1,130,756
New Hope Cultural Education Facilities Corp., RB:
Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	500	556,470
Jubilee Academic Center Project, Series A, 5.00%, 08/15/37(a)	2,000	2,056,260
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 01/01/33	1,600	1,771,088

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.13%, 06/01/22(b)	$1,000	$1,092,550
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier, 5.00%, 01/01/48	5,350	6,619,555
5.00%, 01/01/38	5,000	5,873,250
Texas Private Activity Bond Surface Transportation Corp., RB:
Segment 3C Project, AMT, 5.00%, 06/30/58	3,575	4,331,828
Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	8,000	8,163,440

		70,213,166

Virginia — 4.3%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 03/01/36	430	489,916
5.50%, 03/01/46	1,475	1,661,455
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 07/15/20(b)	3,030	3,076,480
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	3,665	3,691,168
Virginia Small Business Financing Authority, RB, AMT:
95 Express Lanes LLC Project, 5.00%, 07/01/49	1,990	2,115,091
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	2,150	2,377,685
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.50%, 01/01/42	5,140	5,599,156
Transform 66 P3 Project, 5.00%, 12/31/49	7,895	9,357,865

		28,368,816

Washington — 2.6%
Port of Seattle Washington, ARB, AMT:
Intermediate Lien, Series C, 5.00%, 05/01/37	4,905	6,022,408
Series A, 5.00%, 05/01/43	1,295	1,575,976
State of Washington, COP, Series B:
5.00%, 07/01/36	1,725	2,187,766
5.00%, 07/01/38	2,300	2,902,853
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	4,010	4,534,067

		17,223,070

Wisconsin — 1.6%
Public Finance Authority, Refunding RB, The Evergreens Obligated Group, 5.00%, 11/15/49	1,095	1,295,385
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	4,080	5,160,710
ThedaCare, Inc., 4.00%, 12/15/49	3,220	3,786,205

		10,242,300

Wyoming — 0.6%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	1,120	1,350,675
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 4.05%, 12/01/38	2,215	2,327,279

		3,677,954

Total Municipal Bonds — 122.3% (Cost — $725,584,278)		803,361,191

Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 31.3%

California — 2.8%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	14,998	18,514,595

Security	Par (000)	Value

Colorado — 1.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(g)	$6,504	$8,336,981
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(g)	3,285	3,764,840

		12,101,821

Florida — 2.3%
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	14,747	15,101,079

Illinois — 2.0%
State of Illinois Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	10,976	13,158,886

Louisiana — 2.9%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Junior Lien, Series B (AGM):
4.00%, 12/01/44	5,542	6,344,882
4.00%, 12/01/49	11,133	12,746,629

		19,091,511

Maryland — 2.0%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	4,898	5,982,552
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	5,509	6,847,684

		12,830,236

Michigan — 2.5%
Michigan Finance Authority, RB(g):
Mclaren Health Care, Series A, 4.00%, 02/15/44	6,646	7,781,879
Multi Model- McLaren Health Care, 4.00%, 02/15/47	7,434	8,704,710

		16,486,589

New York — 1.6%
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	10,001	10,830,790

Oregon — 0.2%
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	1,200	1,201,884

Pennsylvania — 3.8%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	7,250	8,608,723
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 07/01/49(g)	10,009	11,539,780
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	3,925	4,697,597

		24,846,100

Texas — 5.3%
City of Houston Texas Higher Education Finance Corp., RB, Rice University Project, Series A, 5.00%, 05/15/20(b)	10,000	10,081,698
County of Harris Texas Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 07/01/27(h)	19,740	24,453,123

		34,534,821

Virginia — 2.1%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(g)	6,960	8,558,016
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	5,002	5,035,687

		13,593,703

54	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 2.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$10,000	$13,245,900

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.3% (Cost — $185,767,532)		205,537,915

Total Long-Term Investments — 153.6% (Cost — $911,351,810)		1,008,899,106

	Shares

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.97%(i)(j)	2,803,087	2,803,647

Total Short-Term Securities — 0.4% (Cost — $2,803,406)		2,803,647

Total Investments — 154.0% (Cost — $914,155,216)		1,011,702,753

Liabilities in Excess of Other Assets — (1.5)%		(9,786,554)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.4)%		(101,049,177)

VMTP Shares, at Liquidation Value — (37.1)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$657,067,022

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 15, 2021 to August 1, 2027, is $32,616,516. See Note 4 of the Notes to Financial Statements for details.

(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Annualized 7-day yield as of period end.

(j)

During the six months ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	16,623,641	(13,820,554)	2,803,087	$2,803,647	$33,830	$(1,658)	$1,902

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	101	06/19/20	$13,610	$(171,779)
U.S. Long Treasury Bond	227	06/19/20	38,647	(765,257)
5-Year U.S. Treasury Note	56	06/30/20	6,874	(65,410)

				$(1,002,446)

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) February 29, 2020	BlackRock MuniVest Fund, Inc. (MVF)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$1,002,446	$—	$1,002,446

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,426,618)	$—	$(1,426,618)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(944,400)	$—	$(944,400)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$—	(a)
Average notional value of contracts — short	51,699,570

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,008,899,106	$—	$1,008,899,106
Short-Term Securities	2,803,647	—	—	2,803,647

	$2,803,647	$1,008,899,106	$—	$1,011,702,753

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(1,002,446)	$—	$—	$(1,002,446)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(100,737,488)	$—	$(100,737,488)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(344,537,488)	$—	$(344,537,488)

See notes to financial statements.

56	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

February 29, 2020

	BBK	BAF	BYM	BLE

ASSETS
Investments at value — unaffiliated(a)	$293,205,140	$242,679,906	$686,877,262	$579,415,406
Investments at value — affiliated(b)	1,777,266	1,094,204	5,260,407	10,936,129
Cash pledged for futures contracts	223,050	168,800	506,050	337,800
Receivables:
Investments sold	—	514,617	—	484,811
Dividends — affiliated	223	250	2,679	7,881
Interest — unaffiliated	2,840,294	2,358,370	6,664,278	6,157,498
Prepaid expenses	1,792	1,557	3,088	2,911

Total assets	298,047,765	246,817,704	699,313,764	597,342,436

ACCRUED LIABILITIES
Payables:
Investments purchased	2,192,350	7,230,717	6,256,791	8,381,785
Income dividend distributions — Common Shares	573,501	450,595	1,267,501	1,365,562
Interest expense and fees	66,186	143,782	386,736	188,329
Investment advisory fees	273,609	211,287	612,310	518,412
Trustees’ and Officer’s fees	30,122	22,167	69,640	63,015
Other accrued expenses	75,514	69,525	102,445	93,860
Variation margin on futures contracts	233,821	174,785	541,000	346,930

Total accrued liabilities	3,445,103	8,302,858	9,236,423	10,957,893

OTHER LIABILITIES
TOB Trust Certificates	33,442,766	56,448,869	127,922,497	69,294,759
VMTP Shares, at liquidation value of $100,000 per share(c)(d)	79,900,000	42,200,000	137,200,000	151,300,000

Total other liabilities	113,342,766	98,648,869	265,122,497	220,594,759

Total liabilities	116,787,869	106,951,727	274,358,920	231,552,652

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$181,259,896	$139,865,977	$424,954,844	$365,789,784

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(e)(f)(g)	$149,545,188	$124,019,631	$362,795,037	$325,161,855
Accumulated earnings	31,714,708	15,846,346	62,159,807	40,627,929

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$181,259,896	$139,865,977	$424,954,844	$365,789,784

Net asset value per Common share	$17.23	$15.99	$16.09	$15.54

(a) Investments at cost — unaffiliated	$259,866,788	$221,958,548	$613,061,910	$529,007,801
(b) Investments at cost — affiliated	$1,777,266	$1,094,204	$5,260,367	$10,935,559
(c) Preferred Shares outstanding, par value $0.001 per share	799	422	1,372	1,513
(d) Preferred Shares authorized	unlimited	unlimited	unlimited	unlimited
(e) Par value per Common Shares	$0.001	$0.001	$0.001	$0.001
(f) Common Shares outstanding	10,522,957	8,749,418	26,406,273	23,544,171
(g) Common Shares authorized	unlimited	unlimited	unlimited	unlimited

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities  (unaudited) (continued)

February 29, 2020

	MFL	MVF

ASSETS
Investments at value — unaffiliated(a)	$949,531,934	$1,008,899,106
Investments at value — affiliated(b)	425,013	2,803,647
Cash	15,231	—
Cash pledged for futures contracts	684,150	799,500
Receivables:
Investments sold	36,209,432	4,456,899
Dividends — affiliated	2,998	3,283
Interest — unaffiliated	10,083,123	11,086,095
Prepaid expenses	2,734	2,202

Total assets	996,954,615	1,028,050,732

ACCRUED LIABILITIES
Payables:
Investments purchased	28,970,069	22,048,870
Income dividend distributions — Common Shares	1,724,277	2,172,018
Interest expense and fees	276,626	311,689
Investment advisory fees	789,105	805,836
Trustees’ and Officer’s fees	284,638	129,364
Other accrued expenses	151,964	150,117
Variation margin on futures contracts	726,114	828,328

Total accrued liabilities	32,922,793	26,446,222

OTHER LIABILITIES
TOB Trust Certificates	105,978,045	100,737,488
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)	274,238,531	—
VMTP Shares, at liquidation value of $100,000 per share(c)(d)	—	243,800,000

Total other liabilities	380,216,576	344,537,488

Total liabilities	413,139,369	370,983,710

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$583,815,246	$657,067,022

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(e)(f)(g)	$513,574,337	$577,197,773
Accumulated earnings	70,240,909	79,869,249

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$583,815,246	$657,067,022

Net asset value per Common Share	$15.41	$10.13

(a) Investments at cost — unaffiliated	$870,870,817	$911,351,810
(b) Investments at cost — affiliated	$425,013	$2,803,406
(c) Preferred Shares outstanding, par value $0.10 per share	2,746	2,438
(d) Preferred Shares authorized	1,000,000	10,000,000
(e) Par value per Common Shares	$0.10	$0.10
(f) Common Shares outstanding	37,896,208	64,836,371
(g) Common Shares authorized	unlimited	150,000,000

See notes to financial statements.

58	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended February 29, 2020

	BBK	BAF	BYM	BLE

INVESTMENT INCOME
Dividends — affiliated	$4,852	$1,461	$17,051	$40,172
Interest — unaffiliated	5,892,824	4,513,404	12,899,536	12,250,813

Total investment income	5,897,676	4,514,865	12,916,587	12,290,985

EXPENSES
Investment advisory	927,579	635,247	1,838,157	1,547,303
Accounting services	27,655	24,677	35,245	35,245
Professional	26,028	25,323	33,091	32,179
Rating agency	22,046	22,045	22,047	22,047
Transfer agent	12,252	10,496	20,457	18,042
Trustees and Officer	5,384	4,398	11,648	9,996
Custodian	4,973	7,711	7,419	3,604
Registration	4,509	4,506	4,880	4,330
Printing	4,212	3,954	5,099	4,852
Miscellaneous	4,381	4,260	5,203	5,109

Total expenses excluding interest expense, fees and amortization of offering costs	1,039,019	742,617	1,983,246	1,682,707
Interest expense, fees and amortization of offering costs(a)	1,128,342	942,938	2,574,026	2,144,006

Total expenses	2,167,361	1,685,555	4,557,272	3,826,713
Less fees waived and/or reimbursed by the Manager	(107,477)	(133)	(1,586)	(3,574)

Total expenses after fees waived and/or reimbursed	2,059,884	1,685,422	4,555,686	3,823,139

Net investment income	3,837,792	2,829,443	8,360,901	8,467,846

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Futures contracts	(466,370)	(372,684)	(1,042,481)	(518,947)
Investments — affiliated	(95)	(79)	(118)	471
Investments — unaffiliated	181,448	363,346	802,006	646,748

	(285,017)	(9,417)	(240,593)	128,272

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(246,962)	(187,429)	(568,874)	(370,030)
Investments — affiliated	—	—	40	1,104
Investments — unaffiliated	4,365,316	2,711,438	9,880,900	8,928,986

	4,118,354	2,524,009	9,312,066	8,560,060

Net realized and unrealized gain	3,833,337	2,514,592	9,071,473	8,688,332

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$7,671,129	$5,344,035	$17,432,374	$17,156,178

(a)	Related to TOB Trusts, VRDP Shares and/or VMTP Shares.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations  (unaudited) (continued)

Six Months Ended February 29, 2020

	MFL	MVF

INVESTMENT INCOME
Dividends — affiliated	$19,229	$33,830
Interest — unaffiliated	16,968,978	19,427,520

Total investment income	16,988,207	19,461,350

EXPENSES
Investment advisory	2,559,383	2,428,622
Accounting services	63,010	65,654
Professional	42,518	43,286
Transfer agent	24,167	27,547
Rating agency	22,050	22,049
Liquidity fees	13,940	—
Remarketing fees on Preferred Shares	13,687	—
Registration	7,002	11,405
Trustees and Officer	6,743	17,016
Custodian	4,756	4,187
Printing	5,484	5,931
Miscellaneous	5,808	7,073

Total expenses excluding interest expense, fees and amortization of offering costs	2,768,548	2,632,770
Interest expense, fees and amortization of offering costs(a)	3,695,480	3,524,612

Total expenses	6,464,028	6,157,382
Less fees waived and/or reimbursed by the Manager	(199,547)	(3,055)

Total expenses after fees waived and/or reimbursed	6,264,481	6,154,327

Net investment income	10,723,726	13,307,023

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Futures contracts	(719,617)	(1,426,618)
Investments — affiliated	(438)	(1,658)
Investments — unaffiliated	3,978,381	888,506

	3,258,326	(539,770)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(766,356)	(944,400)
Investments — affiliated	5	1,902
Investments — unaffiliated	14,604,137	21,184,235

	13,837,786	20,241,737

Net realized and unrealized gain	17,096,112	19,701,967

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$27,819,838	$33,008,990

(a)	Related to TOB Trusts, VRDP Shares and/or VMTP Shares.

See notes to financial statements.

60	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BBK		BAF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$3,837,792	$6,872,366	$2,829,443	$5,709,453
Net realized loss	(285,017)	(1,811,757)	(9,417)	(922,047)
Net change in unrealized appreciation (depreciation)	4,118,354	13,838,815	2,524,009	8,435,693

Net increase in net assets applicable to Common Shareholders resulting from operations	7,671,129	18,899,424	5,344,035	13,223,099

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(3,441,007)	(7,948,273)	(2,703,570)	(6,019,600)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase in net assets applicable to Common Shareholders	4,230,122	10,951,151	2,640,465	7,203,499
Beginning of period	177,029,774	166,078,623	137,225,512	130,022,013

End of period	$181,259,896	$177,029,774	$139,865,977	$137,225,512

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets  (continued)

	BYM			BLE
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$8,360,901		$16,163,564	$8,467,846	$16,652,798
Net realized gain (loss)	(240,593)		(4,197,389)	128,272	(2,843,168)
Net change in unrealized appreciation (depreciation)	9,312,066		31,612,385	8,560,060	16,739,939

Net increase in net assets applicable to Common Shareholders resulting from operations	17,432,374		43,578,560	17,156,178	30,549,569

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(7,605,007	)(b)	(16,599,960)	(8,191,654)	(16,376,933)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—		—	176,517	38,608

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase in net assets applicable to Common Shareholders	9,827,367		26,978,600	9,141,041	14,211,244
Beginning of period	415,127,477		388,148,877	356,648,743	342,437,499

End of period	$424,954,844		$415,127,477	$365,789,784	$356,648,743

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

See notes to financial statements.

62	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	MFL		MVF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$10,723,726	$22,233,643	$13,307,023		$28,718,159
Net realized gain	3,258,326	2,226,310	(539,770)		(4,769,186)
Net change in unrealized appreciation (depreciation)	13,837,786	32,059,502	20,241,737		37,783,965

Net increase in net assets applicable to Common Shareholders resulting from operations	27,819,838	56,519,455	33,008,990		61,732,938

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(10,345,665)	(24,253,573)	(13,578,292	)(b)	(30,068,516)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase in net assets applicable to Common Shareholders	17,474,173	32,265,882	19,430,698		31,664,422
Beginning of period	566,341,073	534,075,191	637,636,324		605,971,902

End of period	$583,815,246	$566,341,073	$657,067,022		$637,636,324

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Cash Flows  (unaudited)

Six Months Ended February 29, 2020

	BBK	BAF	BYM	BLE

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$7,671,129	$5,344,035	$17,432,374	$17,156,178
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	8,957,793	21,235,617	25,710,788	47,662,409
Purchases of long-term investments	(11,502,178)	(23,345,851)	(30,979,192)	(54,472,098)
Net proceeds from sales (purchases) of short-term securities	(1,769,559)	(627,268)	(4,288,430)	(3,822,905)
Amortization of premium and accretion of discount on investments and other fees	2,935	571,324	419,999	543,066
Net realized gain (loss) on investments	(181,353)	(363,267)	(801,888)	(647,219)
Net unrealized appreciation (depreciation) on investments	(4,365,316)	(2,711,438)	(9,880,940)	(8,930,090)

(Increase) Decrease in Assets:
Receivables:
Dividends — affiliated	87	435	(1,395)	635
Interest — unaffiliated	38,356	(30,449)	45,554	261,597
Prepaid expenses	25,549	25,643	25,310	24,938

Increase (Decrease) in Liabilities:
Payables:
Interest expense and fees	(10,358)	(36,026)	(98,670)	(70,190)
Investment advisory fees	134,916	102,816	300,477	254,038
Trustees’ and Officer’s fees	(1,338)	(974)	(3,092)	(2,792)
Other accrued expenses	(50,539)	(42,179)	(64,142)	(60,094)
Variation margin on futures contracts	229,883	172,441	529,469	342,055

Net cash provided by (used for) operating activities	(819,993)	294,859	(1,653,778)	(1,760,472)

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(3,441,007)	(2,703,570)	(7,605,007)	(8,014,457)
Repayments of TOB Trust Certificates	—	(20,680)	(719,542)	(6,890,000)
Proceeds from TOB Trust Certificates	4,248,500	2,440,000	9,916,498	16,665,890

Net cash (provided by) used for financing activities	807,493	(284,250)	1,591,949	1,761,433

CASH
Net increase (decrease) in restricted and unrestricted cash	(12,500)	10,609	(61,829)	961
Restricted and unrestricted cash at beginning of period	235,550	158,191	567,879	336,839

Restricted and unrestricted cash at end of period	$223,050	$168,800	$506,050	$337,800

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$1,138,700	$978,964	$2,672,696	$2,214,196

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to Common Shareholders	$—	$—	$—	$176,517

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$—	$—	$—	$—
Cash pledged:
Futures contracts	223,050	168,800	506,050	337,800

	$223,050	$168,800	$506,050	$337,800

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$54,500	$36,391	$130,829	$78,039
Cash pledged:
Futures contracts	181,050	121,800	437,050	258,800

	$235,550	$158,191	$567,879	$336,839

See notes to financial statements.

64	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Cash Flows  (unaudited) (continued)

Six Months Ended February 29, 2020

	MFL	MVF

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$27,819,838	$33,008,990
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	146,117,728	64,499,270
Purchases of long-term investments	(162,149,834)	(77,650,237)
Net proceeds from sales (purchases) of short-term securities	2,830,647	13,821,901
Amortization of premium and accretion of discount on investments and other fees	3,293,430	1,888,390
Net realized gain (loss) on investments	(3,977,943)	(886,848)
Net unrealized appreciation (depreciation) on investments	(14,604,142)	(21,186,137)

(Increase) Decrease in Assets:
Receivables:
Dividends — affiliated	476	12,978
Interest — unaffiliated	22,803	(691,551)
Prepaid expenses	27,628	31,288

Increase (Decrease) in Liabilities:
Payables:
Interest expense and fees	(64,184)	(111,576)
Investment advisory fees	384,595	392,251
Trustees’ and Officer’s fees	(29,706)	(19,326)
Other accrued expenses	(103,562)	(105,296)
Variation margin on futures contracts	715,495	822,984

Net cash provided by (used for) operating activities	283,269	13,827,081

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(10,345,665)	(13,707,965)
Repayments of TOB Trust Certificates	—	(6,399,835)
Proceeds from TOB Trust Certificates	10,000,000	6,674,001
Amortization of deferred offering costs	8,446	—

Net cash (provided by) used for financing activities	(337,219)	(13,433,799)

CASH
Net increase (decrease) in restricted and unrestricted cash	(53,950)	393,282
Restricted and unrestricted cash at beginning of period	753,331	406,218

Restricted and unrestricted cash at end of period	$699,381	$799,500

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$3,751,218	$3,636,188

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$15,231	$—
Cash pledged:
Futures contracts	684,150	799,500

	$699,381	$799,500

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$174,181	$94,718
Cash pledged:
Futures contracts	579,150	311,500

	$753,331	$406,218

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

(For a share outstanding throughout each period)

	BBK
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$16.82		$15.78	$16.32	$17.89	$16.49	$16.54

Net investment income(a)	0.36		0.65	0.70	0.74	0.89	0.90
Net realized and unrealized gain (loss)	0.38		1.15	(0.47)	(1.09)	1.42	0.03

Net increase (decrease) from investment operations	0.74		1.80	0.23	(0.35)	2.31	0.93

Distributions to Common Shareholders(b)
From net investment income	(0.33)		(0.70)	(0.77)	(0.83)	(0.90)	(0.98)
From net realized gain	—		(0.06)	—	(0.39)	(0.01)	—

Total distributions to Common Shareholders	(0.33)		(0.76)	(0.77)	(1.22)	(0.91)	(0.98)

Net asset value, end of period	$17.23		$16.82	$15.78	$16.32	$17.89	$16.49

Market price, end of period	$15.94		$15.95	$14.35	$15.99	$18.22	$15.23

Total Return Applicable to Common Shareholders(c)
Based on net asset value	4.58	%(d)	12.35%	1.87%	(1.44)%	14.53%	5.96%

Based on market price	2.02	%(d)	17.16%	(5.45)%	(5.18)%	26.29%	3.83%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.48	%(e)	2.79%	2.49%	2.31%	1.78%	1.73%

Total expenses after fees waived and paid indirectly	2.36	%(e)	2.77%	2.49%	2.31%	1.77%	1.73%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)	1.07	%(e)	1.18%	1.18%	1.19%	1.16%	1.16%

Net investment income to Common Shareholders	4.40	%(e)	4.13%	4.39%	4.55%	5.18%	5.41%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$181,260		$177,030	$166,079	$171,705	$188,107	$173,363

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$79,900		$79,900	$79,900	$79,900	$79,900	$79,900

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$326,858		$321,564	$307,858	$314,899	$335,428	$316,975

Borrowings outstanding, end of period (000)	$33,443		$29,194	$23,232	$22,404	$25,054	$19,495

Portfolio turnover rate	3%		19%	38%	46%	29%	34%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

66	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BAF
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.68		$14.86	$15.69	$16.56	$15.80	$15.97

Net investment income(a)	0.32		0.65	0.74	0.79	0.83	0.83
Net realized and unrealized gain (loss)	0.30		0.86	(0.77)	(0.84)	0.75	(0.18)

Net increase (decrease) from investment operations	0.62		1.51	(0.03)	(0.05)	1.58	0.65

Distributions to Common Shareholders from net investment income(b)	(0.31)		(0.69)	(0.80)	(0.82)	(0.82)	(0.82)

Net asset value, end of period	$15.99		$15.68	$14.86	$15.69	$16.56	$15.80

Market price, end of period	$14.36		$14.53	$13.54	$15.11	$15.79	$13.89

Total Return Applicable to Common Shareholders(c)
Based on net asset value	4.17	%(d)	10.96%	0.18%	0.14%	10.57%	4.71%

Based on market price	0.95	%(d)	12.85%	(5.22)%	1.15%	19.92%	3.68%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.50	%(e)	2.82%	2.47%	2.06%	1.61%	1.50%

Total expenses after fees waived and paid indirectly	2.50	%(e)	2.82%	2.47%	2.06%	1.61%	1.50%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)	1.10	%(e)	1.11%	1.08%	1.06%	1.01%	1.00%

Net investment income to Common Shareholders	4.19	%(e)	4.38%	4.84%	5.06%	5.09%	5.16%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$139,866		$137,226	$130,022	$137,264	$144,927	$138,203

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$42,200		$42,200	$42,200	$42,200	$42,200	$42,200

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$431,436		$425,179	$408,109	$425,270	$443,429	$427,495

Borrowings outstanding, end of period (000)	$56,449		$54,030	$49,192	$44,937	$42,089	$33,470

Portfolio turnover rate	9%		36%	28%	31%	29%	13%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BYM
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.72		$14.70	$15.32	$16.22	$15.21	$15.56

Net investment income(a)	0.32		0.61	0.67	0.75	0.82	0.84
Net realized and unrealized gain (loss)	0.34		1.04	(0.62)	(0.87)	1.02	(0.33)

Net increase (decrease) from investment operations	0.66		1.65	0.05	(0.12)	1.84	0.51

Distributions to Common Shareholders from net investment income(b)	(0.29	)(c)	(0.63)	(0.67)	(0.78)	(0.83)	(0.86)

Net asset value, end of period	$16.09		$15.72	$14.70	$15.32	$16.22	$15.21

Market price, end of period	$14.39		$14.19	$13.09	$14.84	$15.55	$13.67

Total Return Applicable to Common Shareholders(d)
Based on net asset value	4.44	%(e)	12.12%	0.80%	(0.30)%	12.71%	3.85%

Based on market price	3.48	%(e)	13.66%	(7.34)%	0.74%	20.23%	4.03%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.23	%(f)	2.53%	2.23%	1.93%	1.56%	1.47%

Total expenses after fees waived and paid indirectly	2.23	%(f)	2.53%	2.23%	1.93%	1.56%	1.47%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees, and amortization of offering costs(g)	0.97	%(f)	0.98%	0.97%	0.97%	0.95%	0.96%

Net investment income to Common Shareholders	4.09	%(f)	4.13%	4.50%	4.95%	5.19%	5.42%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$424,955		$415,127	$388,149	$404,474	$428,389	$401,536

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$137,200		$137,200	$137,200	$137,200	$137,200	$137,200

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$409,734		$402,571	$382,907	$394,806	$412,237	$392,665

Borrowings outstanding, end of period (000)	$127,922		$118,726	$111,781	$101,288	$100,250	$101,818

Portfolio turnover rate	4%		15%	30%	18%	10%	12%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Aggregate total return.
(f)	Annualized.
(g)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

68	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BLE
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.16		$14.55	$15.17	$16.12	$15.25	$15.48

Net investment income(a)	0.36		0.71	0.76	0.83	0.93	0.92
Net realized and unrealized gain (loss)	0.37		0.60	(0.60)	(0.89)	0.87	(0.19)

Net increase (decrease) from investment operations	0.73		1.31	0.16	(0.06)	1.80	0.73

Distributions to Common Shareholders from net investment income(b)	(0.35)		(0.70)	(0.78)	(0.89)	(0.93)	(0.96)

Net asset value, end of period	$15.54		$15.16	$14.55	$15.17	$16.12	$15.25

Market price, end of period	$14.78		$15.48	$13.77	$15.45	$16.34	$14.18

Total Return Applicable to Common Shareholders(c)
Based on net asset value	4.90	%(d)	9.52%	1.35%	(0.18)%	12.21%	5.01%

Based on market price	(2.29	)%(d)	18.17%	(5.82)%	0.29%	22.33%	2.83%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.17	%(e)	2.55%	2.32%	2.02%	1.62%	1.55%

Total expenses after fees waived and paid indirectly	2.17	%(e)	2.55%	2.31%	2.02%	1.62%	1.55%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)	0.95	%(e)	0.98%	0.98%	0.99%	0.98%	0.98%

Net investment income to Common Shareholders	4.81	%(e)	4.86%	5.12%	5.47%	5.90%	5.94%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$365,790		$356,649	$342,437	$356,901	$378,572	$357,868

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$151,300		$151,300	$151,300	$151,300	$151,300	$151,300

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$341,765		$335,723	$326,330	$335,890	$350,213	$336,529

Borrowings outstanding, end of period (000)	$69,295		$59,519	$67,497	$71,274	$77,130	$68,692

Portfolio turnover rate	9%		18%	7%	9%	7%	10%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MFL
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$14.94		$14.09	$14.91	$15.86	$15.18	$15.46

Net investment income(a)	0.28		0.59	0.71	0.78	0.86	0.89
Net realized and unrealized gain (loss)	0.46		0.90	(0.76)	(0.87)	0.68	(0.31)

Net increase (decrease) from investment operations	0.74		1.49	(0.05)	(0.09)	1.54	0.58

Distributions to Common Shareholders from net investment income(b)	(0.27)		(0.64)	(0.77)	(0.86)	(0.86)	(0.86)

Net asset value, end of period	$15.41		$14.94	$14.09	$14.91	$15.86	$15.18

Market price, end of period	$13.75		$13.60	$12.73	$15.03	$15.86	$14.06

Total Return Applicable to Common Shareholders(c)
Based on net asset value	5.24	%(d)	11.42%	(0.05)%	(0.34)%	10.56%	4.29%

Based on market price	3.15	%(d)	12.27%	(10.42)%	0.46%	19.37%	7.28%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.32	%(e)	2.67%	2.51%	2.17%	1.65%	1.54%

Total expenses after fees waived and paid indirectly	2.24	%(e)	2.58%	2.41%	2.08%	1.60%	1.49%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees, and amortization of offering costs(f)(g)	0.92	%(e)	0.94%	0.94%	0.95%	0.94%	0.95%

Net investment income to Common Shareholders	3.84	%(e)	4.15%	4.91%	5.22%	5.54%	5.73%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$583,815		$566,341	$534,075	$564,383	$599,930	$573,885

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$274,600		$274,600	$274,600	$274,600	$274,600	$274,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$312,606		$306,242	$294,492	$305,529	$318,474	$308,990

Borrowings outstanding, end of period (000)	$105,978		$95,978	$114,546	$123,111	$131,279	$85,502

Portfolio turnover rate	19%		52%	22%	16%	27%	13%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(g)	The total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees were as follows:

	Six Months Ended 02/29/20 (unaudited)	Year Ended August 31,
		2019	2018	2017	2016	2015
Expense ratios	0.91%	0.93%	0.93%	0.94%	0.93%	0.94%

See notes to financial statements.

70	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MVF
	Six Months Ended 02/29/20 (unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$9.83		$9.35	$9.75	$10.38	$10.04	$10.27

Net investment income(a)	0.21		0.44	0.51	0.56	0.61	0.62
Net realized and unrealized gain (loss)	0.30		0.50	(0.39)	(0.62)	0.36	(0.21)

Net increase (decrease) from investment operations	0.51		0.94	0.12	(0.06)	0.97	0.41

Distributions to Common Shareholders from net investment income(b)	(0.21	)(c)	(0.46)	(0.52)	(0.57)	(0.63)	(0.64)

Net asset value, end of period	$10.13		$9.83	$9.35	$9.75	$10.38	$10.04

Market price, end of period	$9.24		$9.49	$8.81	$9.84	$10.77	$9.65

Total Return Applicable to Common Shareholders(d)
Based on net asset value	5.41	%(e)	10.76%	1.52%	(0.38)%	9.96%	4.27%

Based on market price	(0.40	)%(e)	13.47%	(5.22)%	(3.10)%	18.70%	4.71%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.96	%(f)	2.29%	2.16%	1.92%	1.55%	1.43%

Total expenses after fees waived and paid indirectly	1.96	%(f)	2.29%	2.16%	1.92%	1.55%	1.43%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees, and amortization of offering costs(g)	0.84	%(f)	0.87%	0.89%	0.91%	0.89%	0.89%

Net investment income to Common Shareholders	4.24	%(f)	4.74%	5.35%	5.71%	5.95%	6.03%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$657,067		$637,636	$605,972	$630,489	$667,589	$642,889

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,800		$243,800	$243,800	$243,800	$243,800	$243,800

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$369,511		$361,541	$348,553	$358,609	$373,827	$363,695

Borrowings outstanding, end of period (000)	$100,737		$100,463	$112,817	$139,989	$161,957	$148,867

Portfolio turnover rate	7%		31%	21%	26%	13%	18%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Aggregate total return.
(f)	Annualized.
(g)	Interest expense, fees and amortization of offering costs related to TOBs and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Municipal Bond Trust	BBK	Delaware	Diversified
BlackRock Municipal Income Investment Quality Trust	BAF	Delaware	Diversified
BlackRock Municipal Income Quality Trust	BYM	Delaware	Diversified
BlackRock Municipal Income Trust II	BLE	Delaware	Diversified
BlackRock MuniHoldings Investment Quality Fund	MFL	Massachusetts	Diversified
BlackRock MuniVest Fund, Inc.	MVF	Maryland	Diversified

The Boards of Trustees and Boards of Directors of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: The Trusts have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Trusts have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Trusts applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The adjusted cost basis of securities at August 31, 2019 are as follows:

BBK	$254,959,342
BAF	213,803,733
BYM	600,981,763
BLE	521,309,639
MFL	871,235,972
MVF	895,745,721

72	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Trusts.

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Trusts’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements  (unaudited) (continued)

Forward Commitments, When-Issued and Delayed Delivery Securities: Certain funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Trusts) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. MVF’s management believes that the fund’s restrictions on borrowings do not apply to the funds’ TOB Trust transactions. Each fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a fund. A fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Trust incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

	Interest Expense	Liquidity Fees	Other Expenses	Total
BBK	$190,432	$62,479	$24,725	$277,636
BAF	336,955	112,891	43,783	493,629
BYM	763,929	264,402	84,909	1,113,240
BLE	367,336	122,686	43,073	533,095
MFL	611,944	201,454	73,949	887,347
MVF	626,260	213,565	75,611	915,436

74	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For the six months ended February 29, 2020, the following table is a summary of each fund’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts (a)	Liability for TOB Trust Certificates (b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BBK	$57,430,704	$33,442,766	1.17% — 1.23%	$31,649,915	1.76%
BAF	101,919,110	56,448,869	1.15% — 1.33%	54,455,468	1.82
BYM	215,346,724	127,922,497	1.17% — 1.35%	124,108,355	1.80
BLE	118,344,864	69,294,759	1.15% — 1.33%	60,758,510	1.76
MFL	240,242,642	105,978,045	1.17% — 1.25%	100,098,924	1.78
MVF	205,537,915	100,737,488	1.15% — 1.30%	101,352,916	1.82

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the fund, as a TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the fund, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Trust invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a fund invests in a TOB Trust on a recourse basis, the fund enters into a reimbursement agreement with the Liquidity Provider where the fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a fund invests in a recourse TOB Trust, the fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a fund at February 29, 2020, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a fund at February 29, 2020.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.

For such services, each Trust, except for MFL and MVF, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of each Trust’s managed assets.

	BBK	BAF	BYM	BLE
Investment advisory fees	0.65%	0.55%	0.55%	0.55%

For purposes of calculating these fees, “managed assets” are determined as total assets of the Trusts (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements  (unaudited) (continued)

For such services, MFL and MVF pays the Manager a monthly fee at an annual rate equal to 0.55% and 0.50%, respectively, of the average daily value of each Trust’s net assets.

For purposes of calculating these fees, “net assets” mean the total assets of each Trust minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Trust’s net asset value.

Expense Limitations, Waivers and Reimbursements: The Manager, for MFL, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). The voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended February 29, 2020, the investment advisory fees waived were $197,779.

The Manager voluntarily agreed to waive a portion of the investment advisory fees or other expenses on BBK as a percentage of its average weekly managed assets as follows:

BBK	0.075%

This voluntary waiver may be reduced or discontinued at any time without notice. For the six months ended February 29, 2020, the investment advisory fees waived, which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations, were $107,028.

With respect to each Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Trust. Prior to December 1, 2019, this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended February 29, 2020, the amounts waived were as follows:

	BBK	BAF	BYM	BLE	MFL	MVF
Amounts Waived	$449	$133	$1,586	$3,574	$1,768	$3,055

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2021. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of a Trust’s Independent Trustees. For the six months ended February 29, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.

Trustees and Officers: Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding short-term securities were as follows:

	BBK	BAF	BYM	BLE	MFL	MVF
Purchases	$13,694,528	$30,576,568	$37,235,983	$62,853,883	$179,798,403	$99,699,107
Sales	8,957,793	21,746,760	24,565,788	48,147,220	177,592,411	66,466,169

8.	INCOME TAX INFORMATION

It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for each of the four years ended August 31, 2019. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

As of August 31, 2019, the Trusts had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

BBK	BAF	BYM	BLE	MFL	MVF
$—	$4,746,829	$10,129,559	$10,698,442	$11,129,625	$13,962,143

76	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of February 29, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	BBK	BAF	BYM	BLE	MFL	MVF
Tax Cost	$228,178,259	$166,961,517	$490,928,828	$470,584,338	$765,391,491	$814,676,864

Gross unrealized appreciation	$33,904,557	$20,726,308	$73,816,465	$54,945,826	$78,707,700	$97,562,444
Gross unrealized depreciation	(824,519)	(573,699)	(1,180,004)	(4,893,509)	(996,061)	(2,276,489)

Net unrealized appreciation	$33,080,038	$20,152,609	$72,636,461	$50,052,317	$77,711,639	$95,285,955

9.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Trust’s ability to buy or sell bonds. As a result, a Trust may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Trust needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Trusts invest in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on each Trust and its investments.

Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.

The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.

A Trust structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Trusts’ investments in the TOB Trusts may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Trusts’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Trusts, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s net asset value and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements  (unaudited) (continued)

financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

Concentration Risk: As of period end, BAF, MFL and MVF invested a significant portion of their assets in securities in the transportation sector. Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

10.	CAPITAL SHARE TRANSACTIONS

Each of BBK, BAF, BYM, and BLE is authorized to issue an unlimited number of shares, including Preferred Shares, par value $0.001 per share, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.

MFL is authorized to issue an unlimited number of shares, including 1 million Preferred Shares, par value $0.10 per share.

MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares, par value $0.10 per share.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

BLE
Six Months Ended February 29, 2020	11,725
Year Ended August 31, 2019	2,585

For the six months ended February 29, 2020 and year ended August 31, 2019, shares issued and outstanding remained constant for BBK, BAF, BYM, MFL and MVF.

The Trusts participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2018 through November 30, 2019, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2018, subject to certain conditions. From December 1, 2019 through November 30, 2020, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2019, subject to certain conditions. There is no assurance that the Trusts will purchase shares in any particular amounts. For the six months ended February 29, 2020, the Trusts did not repurchase any shares.

Preferred Shares

A Trust’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Trust and distribution of assets upon dissolution or liquidation of the Trust. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Trust fails to maintain asset coverage of at least 200% of the liquidation preference of the Trust’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to

78	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

(a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MFL (for purposes of this section, a “VRDP Trust”), has issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MFL	6/30/11	2,746	$274,600,000	7/01/41

Redemption Terms: A VRDP Trust is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Trust is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, a VRDP Trust is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Trust. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Trust and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, on April 30, 2021.

The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Trust is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Trust is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Trust will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: A VRDP Trust may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), a VRDP Trust may incur nominal or no remarketing fees.

Ratings: As of period end, the VRDP Shares were assigned the following ratings:

	Moody’s Long-term Rating	Fitch Long-term Rating
MFL	Aa1	AAA

Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and Fitch. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

Special Rate Period: A VRDP Trust may commence a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. MFL’s special rate period has commenced on April 17, 2014 and has a current expiration date of April 15, 2021.

Prior to the expiration date, the VRDP Trust and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Trust on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Trust is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Trust will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Trust will pay nominal or no fees to the liquidity provider and remarketing agent.

Dividends: Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements  (unaudited) (continued)

For the six months ended February 29, 2020, the annualized dividend rates for the VRDP Shares was 2.04%

For the six months ended February 29, 2020, VRDP Shares issued and outstanding of the VRDP Trust remained constant.

VMTP Shares

BBK, BAF, BYM, BLE, and MVF (collectively, the “VMTP Trusts”) have each issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act. The VMTP Shares are subject to certain restrictions on transfer, and a VMTP Trust may also be required to register its VMTP Shares for sale under the Securities Act under certain circumstances. As of period end, the VMTP Shares outstanding and assigned long-term ratings were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date	Moody’s Rating	Fitch Rating
BBK	12/16/11	799	$79,900,000	07/02/21	Aa1	AAA
BAF	12/16/11	422	42,200,000	07/02/21	Aa1	AAA
BYM	12/16/11	1,372	137,200,000	07/02/21	Aa1	AAA
BLE	12/16/11	1,513	151,300,000	07/02/21	Aa1	AAA
MVF	12/16/11	2,438	243,800,000	07/02/21	Aa1	AAA

Redemption Terms: Each VMTP Trust is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended. There is no assurance that a term will be extended further or that any VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, a VMTP Trust is required to begin to segregate liquid assets with its custodian to fund the redemption. In addition, a VMTP Trust is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, VMTP Shares may be redeemed, in whole or in part, at any time at the option of the VMTP Trust. The redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread to the Securities Industry and Financial Markets Association Municipal Swap Index or to a percentage of the one-month LIBOR rate, as set forth in the VMTP Shares governing instrument. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares.

The dividend rate on VMTP Shares is subject to a step-up spread if the VMTP Trust fails to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.

For the six months ended February 29, 2020, the average annualized dividend rates for the VMTP Shares were as follows:

	BBK	BAF	BYM	BLE	MVF
Rate	2.13%	2.13%	2.13%	2.13%	2.14%

Offering Costs: MFL and the VMTP Trusts incurred costs in connection with the issuance of VRDP and VMTP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP and VMTP Shares, with the exception of any upfront fees paid by MFL to the liquidity provider which, if any, were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP and VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP and VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP and VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP and VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP and VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP and VMTP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

	Dividend Accrued	Deferred Offering Cost Amortization
BBK	$850,706	$—
BAF	449,309	—
BYM	1,460,786	—
BLE	1,610,911	—
MFL	2,799,688	8,446
MVF	2,609,176	—

80	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted.

The Trusts declared and paid distributions to Common Shareholders and Preferred Shareholders as follows:

	Common Dividend Per Share		Preferred Shares (c)
	Paid (a)	Declare (b)	Shares	Series	Declared
BBK	$0.056000	$0.056000	VMTP	W-7	$105,431
BAF	0.051500	0.051500	VMTP	W-7	55,684
BYM	0.048000	0.048000	VMTP	W-7	181,040
BLE	0.058000	0.058000	VMTP	W-7	199,646
MFL	0.045500	0.045500	VRDP	W-7	841,957
MVF	0.033500	0.033500	VMTP	W-7	321,703

(a)	Net investment income dividend paid on April 1, 2020 to Common Shareholders of record on March 16, 2020.
(b)	Net investment income dividend declared on April 1, 2020, payable to Common Shareholders of record on April 15, 2020.
(c)	Dividends declared for period March 1, 2020 to March 31, 2020.

NOTES TO FINANCIAL STATEMENTS	81

Trustee and Officer Information

Richard E. Cavanagh, Co-Chair of the Board and Trustee

Karen P. Robards, Co-Chair of the Board and Trustee

Michael J. Castellano, Trustee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Catherine A. Lynch, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective February 19, 2020, Henry Gabbay resigned as a Trustee of the Trusts.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and

Trust Company

Boston, MA 02111

Transfer Agent

Computershare Trust Company, N.A.

Canton, MA 02021

VRDP Tender and Paying Agent and VMTP Redemption and Paying Agent

The Bank of New York Mellon

New York, NY 10286

VRDP Liquidity Provider

Bank of America, N.A.

New York, NY 10036

VRDP Remarketing Agent

BofA Securities, Inc.

New York, NY 10036

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trusts

100 Bellevue Parkway

Wilmington, DE 19809

82	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Fiscal Year to Date Cumulative Distributions by Character					Percentage of Fiscal Year to Date Cumulative Distributions by Character
	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital(a)	Total Per Common Share	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share
BYM	$0.2864663	$—	$—	$0.0015337	$0.2880000	99%	0%	0%	1%	100%
MVF	0.1978250	—	—	0.0115990	0.2094240	94	0	0	6	100

(a)

The Trust estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Trust is returned to the shareholder. A return of capital does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce the Trust’s net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at blackrock.com.

Trust Certification

The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Effective March 24, 2020, MFL may enter into reverse repurchase agreements. The use of reverse repurchase agreements may generate taxable income for MFL and may increase the amount of ordinary income distributions paid to shareholders.

In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

ADDITIONAL INFORMATION	83

Additional Information  (continued)

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Trusts’ Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Trusts’ Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 882-0052; and (2) on the SEC’s website at sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

84	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

ERB	Education Revenue Bonds

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

HDA	Housing Development Authority

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

ISD	Independent School District

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

S/F	Single-Family

SRF	State Revolving Fund

VRDN	Variable Rate Demand Notes

GLOSSARY OF TERMS USED IN THIS REPORT	85

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-NTL-2/20-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments

(a)The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b)Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

(a)Not Applicable to this semi-annual report.

(b)As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule

30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 – Exhibits attached hereto

2

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal Income Trust II

Date: May 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Municipal Income Trust II

Date: May 4, 2020

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Municipal Income Trust II

Date: May 4, 2020

4